UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Annual Report
March 31, 2024

Contents

Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio
Investment Summary/Performance March 31, 2024 (Unaudited)
Current 7-Day Yields

Class I	5.20%
Class II	5.05%
Class III	4.95%
Class IV	4.70%
Select Class	5.15%
Institutional Class	5.24%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2024, the most recent period shown in the table, would have been 5.17% for Class I, 5.02% for Class II, 4.92% for Class III, 4.67% for Class IV, 5.12% for Select Class, and 5.20% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	13.3
8 - 30	32.5
31 - 60	30.1
61 - 90	9.2
91 - 180	14.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.9)%

Treasury Only Portfolio
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 103.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Notes
4/15/24	5.35 to 5.37	1,202,998	1,203,910

U.S. Treasury Obligations - 102.2%
U.S. Treasury Bills
4/2/24 to 9/26/24	5.10 to 5.41	70,495,098	69,992,923
U.S. Treasury Notes
4/30/24 to 1/31/26 (c)	5.23 to 5.55	4,501,104	4,500,914
TOTAL U.S. TREASURY OBLIGATIONS			74,493,837
TOTAL U.S. TREASURY DEBT (Cost $75,697,747)			75,697,747

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $75,697,747)	75,697,747
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(2,840,157)
NET ASSETS - 100.0%	72,857,590

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Treasury Only Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $75,697,747):		$75,697,747
Cash		94,935
Receivable for investments sold		496,396
Receivable for fund shares sold		226,276
Interest receivable		43,703
Prepaid expenses		21
Receivable from investment adviser for expense reductions		2,110
Other receivables		683
Total assets		76,561,871
Liabilities
Payable for investments purchased	$3,603,233
Payable for fund shares redeemed	76,623
Distributions payable	8,211
Accrued management fee	8,297
Distribution and service plan fees payable	1,595
Other affiliated payables	2,638
Other payables and accrued expenses	3,684
Total liabilities		3,704,281
Net Assets		$72,857,590
Net Assets consist of:
Paid in capital		$72,857,651
Total accumulated earnings (loss)		(61)
Net Assets		$72,857,590

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($18,071,175 ÷ 18,068,784 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($2,725,724 ÷ 2,726,075 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($2,927,914 ÷ 2,927,410 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($1,377,906 ÷ 1,377,819 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($1,961,585 ÷ 1,961,697 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($45,793,286 ÷ 45,793,708 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended March 31, 2024
Investment Income
Interest		$2,937,899
Expenses
Management fee	$78,850
Transfer agent fees	23,577
Distribution and service plan fees	15,450
Accounting fees and expenses	2,029
Custodian fees and expenses	483
Independent trustees' fees and expenses	170
Registration fees	3,624
Audit	46
Legal	31
Miscellaneous	225
Total expenses before reductions	124,485
Expense reductions	(21,244)
Total expenses after reductions		103,241
Net Investment income (loss)		2,834,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,179
Total net realized gain (loss)		1,179
Net increase in net assets resulting from operations		$2,835,837
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,834,658	$904,561
Net realized gain (loss)	1,179	52
Net increase in net assets resulting from operations	2,835,837	904,613
Distributions to shareholders	(2,834,993)	(904,209)

Share transactions - net increase (decrease)	21,241,300	17,734,453
Total increase (decrease) in net assets	21,242,144	17,734,857

Net Assets
Beginning of period	51,615,446	33,880,589
End of period	$72,857,590	$51,615,446

Financial Highlights
Treasury Only Portfolio Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.025	- B	- B	.018
Distributions from net investment income	(.050)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.050)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.14%	2.50%	.02%	.04%	1.80%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.04%	2.53%	.02%	.05%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$18,071	$14,612	$12,146	$10,871	$15,058

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class II

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.023	- B	- B	.016
Distributions from net investment income	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.98%	2.34%	.01%	.02%	1.65%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.09%	.16%	.33%
Expenses net of all reductions	.33%	.33%	.09%	.16%	.33%
Net investment income (loss)	4.89%	2.38%	.01%	.03%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$2,726	$2,196	$1,126	$943	$830

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class III

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.022	- B	- B	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.022	- B	- B	.015
Distributions from net investment income	(.048)	(.022)	- B	- B	(.015)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.048)	(.022)	- B	- B	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.87%	2.25%	.01%	.01%	1.54%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.43%	.43%	.08%	.17%	.43%
Expenses net of all reductions	.43%	.43%	.08%	.17%	.43%
Net investment income (loss)	4.79%	2.28%	.02%	.02%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$2,928	$2,484	$1,155	$1,349	$824

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class IV

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.045	.020	- B	- B	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.045	.020	- B	- B	.013
Distributions from net investment income	(.045)	(.020)	- B	- B	(.013)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.045)	(.020)	- B	- B	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.61%	2.02%	.01%	.01%	1.29%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.66%	.08%	.17%	.68%
Expenses net of all reductions	.68%	.66%	.08%	.17%	.68%
Net investment income (loss)	4.54%	2.05%	.01%	.02%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,378	$795	$196	$334	$109

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Select Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.024	- B	- B	.017
Distributions from net investment income	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.08%	2.45%	.01%	.03%	1.75%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.08%	.16%	.23%
Expenses net of all reductions	.23%	.23%	.08%	.16%	.23%
Net investment income (loss)	4.99%	2.49%	.01%	.03%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$1,962	$1,271	$325	$264	$399

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.025	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.025	- B	.001	.018
Distributions from net investment income	(.051)	(.025)	- B	(.001)	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.051)	(.025)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.18%	2.54%	.02%	.06%	1.84%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.08%	2.57%	.02%	.06%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$45,793	$30,257	$18,932	$19,120	$26,551

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio
Investment Summary/Performance March 31, 2024 (Unaudited)
Current 7-Day Yields

Class I	5.19%
Class II	5.04%
Class III	4.94%
Class IV	4.70%
Select Class	5.14%
Institutional Class	5.23%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2024, the most recent period shown in the table, would have been 5.17% for Class I, 5.02% for Class II, 4.92% for Class III, 4.68% for Class IV, 5.12% for Select Class, and 5.20% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	55.3
8 - 30	11.4
31 - 60	12.9
61 - 90	4.6
91 - 180	10.8
> 180	5.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (2.5)%

Treasury Portfolio
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 54.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 54.8%
U.S. Treasury Bills
4/2/24 to 12/26/24	4.94 to 5.51	24,953,695	24,729,695
U.S. Treasury Notes
4/30/24 to 1/31/26 (c)	4.80 to 5.55	8,863,969	8,805,902

TOTAL U.S. TREASURY DEBT (Cost $33,535,597)			33,535,597

U.S. Treasury Repurchase Agreement - 47.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.32% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	585,386	585,040
5.33% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	452,186	451,918
With:
ABN AMRO Bank NV at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $86,751,356, 0.38% - 1.88%, 4/30/27 - 2/15/41)	85,050	85,000
Barclays Bank PLC at:
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $174,445,842, 2.00% - 2.38%, 4/30/26 - 11/15/26)	171,101	171,000
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $208,326,523, 2.00% - 3.88%, 3/31/25 - 11/15/26)	205,269	204,000
BMO Capital Markets Corp. at 5.32%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $29,687,002, 0.00% - 4.50%, 9/5/24 - 2/15/54)	29,030	29,000
BMO Harris Bank NA at:
5.31%, dated 3/25/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $28,589,585, 0.00% - 4.25%, 8/8/24 - 3/15/27)	28,029	28,000
5.32%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $29,597,519, 0.00% - 4.25%, 8/8/24 - 3/15/27)	29,030	29,000
BNP Paribas, SA at:
5.36%, dated:
2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $298,253,597, 0.88% - 5.47%, 7/31/24 - 2/15/54) (c)(d)(e)	295,593	291,000
3/1/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $237,846,169, 0.88% - 5.50%, 7/31/24 - 2/15/54) (c)(d)(e)	234,852	231,000
3/8/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $92,127,432, 0.88% - 5.50%, 7/31/24 - 5/15/53) (c)(d)(e)	91,447	90,000
3/11/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $427,304,107, 0.88% - 5.50%, 10/31/24 - 2/15/54) (c)(d)(e)	422,565	416,000
5.37%, dated:
2/14/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $465,047,396, 0.50% - 5.47%, 7/31/24 - 2/15/54) (c)(d)(e)	460,158	452,000
2/16/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $115,033,651, 0.50% - 5.47%, 7/31/24 - 2/15/54) (c)(d)(e)	114,038	112,000
2/20/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $114,936,598, 0.88% - 5.50%, 7/31/24 - 11/15/43) (c)(d)(e)	114,088	112,000
BofA Securities, Inc. at:
5.33%, dated 2/5/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $27,768,377, 0.38% - 4.38%, 12/31/25 - 8/15/43)	27,364	27,000
5.34%, dated 2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $28,695,632, 0.38% - 3.38%, 12/31/25 - 8/15/42)	28,374	28,000
5.35%, dated 1/25/24 due 4/25/24 (Collateralized by U.S. Treasury Obligations valued at $37,085,699, 0.38% - 1.38%, 12/31/25 - 11/15/40) (c)(d)(e)	36,487	36,000
5.37%, dated 1/2/24 due 4/2/24 (Collateralized by U.S. Treasury Obligations valued at $322,500,340, 0.38% - 4.00%, 12/31/25 - 2/15/43) (c)(d)(e)	316,235	312,000
CIBC Bank U.S.A. at 5.32%, dated:
3/6/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $22,516,619, 0.38% - 4.75%, 2/28/25 - 2/15/54)	22,098	22,000
3/21/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $38,805,916, 0.38% - 4.50%, 7/31/24 - 2/15/54)	38,140	38,000
(Collateralized by U.S. Treasury Obligations valued at $59,230,117, 0.38% - 4.25%, 2/28/25 - 2/15/54)	58,120	58,000
3/27/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $38,771,612, 0.38% - 4.25%, 1/31/26 - 2/15/54)	38,185	38,000
(Collateralized by U.S. Treasury Obligations valued at $20,406,164, 0.38% - 4.25%, 2/28/26 - 2/15/54)	20,106	20,000
Credit AG at 5.32%, dated 3/25/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $43,885,988, 0.38%, 1/31/26)	43,197	43,000
Federal Reserve Bank of New York at 5.3%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $16,281,582,445, 1.13% - 4.38%, 1/31/27 - 2/15/42)	16,281,582	16,272,000
FICC ACAFB Repo Program at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $177,094,083, 4.00% - 4.38%, 11/30/28 - 11/15/52)	171,101	171,000
Ficc Citi Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $58,148,682, 0.00% - 6.75%, 4/25/24 - 2/15/50)	57,034	57,000
Ficc Nomura Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $349,911,867, 1.25%, 12/31/26)	343,203	343,000
Fixed Income Clearing Corp. - BNP at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $378,644,772, 0.88% - 5.50%, 4/30/24 - 8/15/53)	371,220	371,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,120,580,086, 0.00% - 4.38%, 6/27/24 - 12/15/26)	2,080,229	2,079,000
Fixed Income Clearing Corp. - SSB at:
5.31%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $174,450,639, 0.50%, 4/30/27)	171,101	171,000
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,456,731,942, 0.63% - 4.00%, 2/28/30 - 5/15/30)	1,428,844	1,428,000
5.35%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $118,347,214, 1.63%, 5/15/31)	116,069	116,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $87,752,484, 2.75%, 5/31/29)	86,051	86,000
Goldman Sachs & Co. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $100,019,095, 0.00% - 6.88%, 4/16/24 - 1/31/29)	98,058	98,000
HSBC Securities, Inc. at 5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $140,801,819, 0.75% - 5.47%, 10/31/25 - 8/31/26)	138,143	138,000
ING Financial Markets LLC at:
5.33%, dated:
3/26/24 due 4/2/24 (Collateralized by U.S. Treasury Obligations valued at $11,225,079, 0.00% - 4.00%, 9/5/24 - 8/15/49)	11,011	11,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $6,121,656, 0.00% - 3.88%, 5/30/24 - 2/15/48)	6,006	6,000
5.34%, dated 3/21/24 due:
5/1/24 (Collateralized by U.S. Treasury Obligations valued at $583,321,986, 0.00% - 4.75%, 4/4/24 - 11/15/53)	574,473	571,000
5/2/24 (Collateralized by U.S. Treasury Obligations valued at $583,112,651, 0.00% - 4.75%, 4/15/24 - 11/15/53)	574,557	571,000
Lloyds Bank Corp. Markets PLC at 5.35%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $120,538,547, 3.50% - 3.88%, 12/31/27 - 1/31/30)	118,123	118,000
Lloyds Bank PLC at:
5.39%, dated:
2/20/24 due 5/20/24 (Collateralized by U.S. Treasury Obligations valued at $26,689,181, 0.50% - 2.25%, 2/15/27 - 8/31/27)	26,350	26,000
2/26/24 due 5/28/24 (Collateralized by U.S. Treasury Obligations valued at $37,978,290, 4.13%, 7/31/28)	37,510	37,000
3/20/24 due 6/20/24 (Collateralized by U.S. Treasury Obligations valued at $49,012,307, 2.25% - 2.50%, 1/31/25 - 2/15/27)	48,661	48,000
5.4%, dated 2/29/24 due 5/31/24 (Collateralized by U.S. Treasury Obligations valued at $26,649,130, 2.25%, 8/15/27)	26,359	26,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $72,505,947, 1.88% - 4.88%, 10/31/30 - 2/15/32)	71,885	71,000
Mizuho Bank, Ltd. at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $146,211,909, 1.63%, 5/15/31)	143,085	143,000
MUFG Securities (Canada), Ltd. at:
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $28,594,235, 0.00% - 6.50%, 9/19/24 - 5/15/53)	28,174	28,000
5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $55,145,670, 0.25% - 6.50%, 1/31/25 - 2/15/54)	54,673	54,000
MUFG Securities EMEA PLC at:
5.32%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $89,022,387, 3.75% - 5.00%, 10/31/25 - 11/15/43)	87,180	87,000
5.33%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $118,521,997, 1.25% - 4.00%, 2/29/28 - 3/31/28)	116,120	116,000
5.34%, dated 3/28/24 due:
4/1/24 (Collateralized by U.S. Treasury Obligations valued at $72,486,854, 3.13%, 2/15/43)	71,042	71,000
4/4/24 (Collateralized by U.S. Treasury Obligations valued at $59,194,565, 0.75% - 2.88%, 3/31/26 - 5/15/28)	58,060	58,000
Natixis SA at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $118,539,349, 0.25% - 4.50%, 7/31/24 - 11/15/46)	116,670	116,000
NatWest Markets Securities, Inc. at:
5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $28,655,442, 1.38% - 7.63%, 11/15/24 - 11/15/53)	28,017	28,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $144,948,054, 0.25% - 4.25%, 4/30/24 - 5/15/51)	142,147	142,000
Norinchukin Bank at 5.35%, dated 3/26/24 due 4/2/24 (Collateralized by U.S. Treasury Obligations valued at $56,116,683, 3.38%, 5/15/33)	55,057	55,000
Prudential Insurance Co. of America at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $91,425,830, 1.25% - 6.63%, 2/15/27 - 2/15/36)	89,683	89,630
RBC Dominion Securities at:
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $229,987,789, 0.25% - 6.00%, 7/15/24 - 11/15/53)	226,399	225,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $59,203,923, 1.88% - 6.00%, 2/15/26 - 2/15/44)	58,060	58,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $765,117,777, 0.00% - 7.63%, 4/9/24 - 8/15/52)	750,443	750,000
Societe Generale at 5.33%, dated:
3/26/24 due 4/2/24
(Collateralized by U.S. Treasury Obligations valued at $75,513,577, 1.38% - 1.75%, 11/15/40 - 8/15/41)	74,077	74,000
(Collateralized by U.S. Treasury Obligations valued at $119,533,115, 2.25% - 3.88%, 4/30/25 - 8/15/49)	116,120	116,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $117,108,368, 1.25% - 3.88%, 4/30/25 - 11/15/50)	114,118	114,000
Sumitomo Mitsui Trust Bank Ltd. at 5.4%, dated 3/27/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $13,371,132, 1.63% - 4.38%, 8/31/28 - 8/15/29)	13,027	13,000
TD Securities (U.S.A.) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $108,136,085, 0.25% - 4.50%, 4/30/24 - 11/15/33)	106,063	106,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $29,167,588)		29,167,588

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $62,703,185)	62,703,185
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,503,151)
NET ASSETS - 100.0%	61,200,034

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$585,040,000 due 4/01/24 at 5.32%
BofA Securities, Inc.	1,812
Credit Agricole CIB New York Branch	11,536
ING Financial Markets LLC	8,185
JP Morgan Securities LLC	21,848
Nomura Securities International	10,694
RBC Dominion Securities, Inc.	530,965
585,040
$451,918,000 due 4/01/24 at 5.33%
Bank of Nova Scotia	67,222
Citigroup Global Markets, Inc.	159,879
Credit Agricole CIB New York Branch	56,758
HSBC Securities (USA), Inc.	168,059
451,918
Treasury Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2024

Assets
Investment in securities, at value (including repurchase agreements of $29,167,588) - See accompanying schedule Unaffiliated issuers (cost $62,703,185):		$62,703,185
Cash		194,677
Receivable for fund shares sold		86,074
Interest receivable		104,159
Prepaid expenses		25
Receivable from investment adviser for expense reductions		1,642
Other receivables		467
Total assets		63,090,229
Liabilities
Payable for investments purchased	$1,775,627
Payable for fund shares redeemed	84,977
Distributions payable	16,115
Accrued management fee	7,476
Distribution and service plan fees payable	1,313
Other affiliated payables	2,519
Other payables and accrued expenses	2,168
Total liabilities		1,890,195
Net Assets		$61,200,034
Net Assets consist of:
Paid in capital		$61,200,144
Total accumulated earnings (loss)		(110)
Net Assets		$61,200,034

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($22,862,069 ÷ 22,855,536 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($764,718 ÷ 764,250 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,988,907 ÷ 3,988,796 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($870,579 ÷ 870,376 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($258,761 ÷ 258,715 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($32,455,000 ÷ 32,457,891 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended March 31, 2024
Investment Income
Interest		$3,110,866
Expenses
Management fee	$82,062
Transfer agent fees	25,884
Distribution and service plan fees	15,105
Accounting fees and expenses	2,073
Custodian fees and expenses	191
Independent trustees' fees and expenses	184
Registration fees	2,526
Audit	53
Legal	35
Miscellaneous	187
Total expenses before reductions	128,300
Expense reductions	(19,911)
Total expenses after reductions		108,389
Net Investment income (loss)		3,002,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	112
Total net realized gain (loss)		112
Net increase in net assets resulting from operations		$3,002,589
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,002,477	$1,015,281
Net realized gain (loss)	112	(66)
Net increase in net assets resulting from operations	3,002,589	1,015,215
Distributions to shareholders	(3,002,772)	(1,014,763)

Share transactions - net increase (decrease)	1,689,179	35,490,794
Total increase (decrease) in net assets	1,688,996	35,491,246

Net Assets
Beginning of period	59,511,038	24,019,792
End of period	$61,200,034	$59,511,038

Financial Highlights
Treasury Portfolio Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.026	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.026	- B	- B	.018
Distributions from net investment income	(.051)	(.026)	- B	- B	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.051)	(.026)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.25%	2.62%	.02%	.05%	1.82%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.13%	2.96%	.01%	.06%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$22,862	$22,834	$9,402	$10,411	$12,043

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class II

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.024	- B	- B	.017
Distributions from net investment income	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.09%	2.46%	.01%	.01%	1.67%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.08%	.19%	.33%
Expenses net of all reductions	.33%	.33%	.08%	.19%	.33%
Net investment income (loss)	4.98%	2.81%	.01%	.02%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$765	$513	$411	$648	$884

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class III

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.023	- B	- B	.016
Distributions from net investment income	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.99%	2.37%	.01%	.01%	1.56%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.42%	.08%	.19%	.43%
Expenses net of all reductions	.43%	.42%	.08%	.19%	.43%
Net investment income (loss)	4.88%	2.71%	.01%	.02%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$3,989	$3,041	$2,612	$2,309	$2,469

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class IV

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.021	- B	- B	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.021	- B	- B	.013
Distributions from net investment income	(.046)	(.021)	- B	- B	(.013)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.046)	(.021)	- B	- B	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.73%	2.14%	.01%	.01%	1.32%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.65%	.08%	.19%	.67%
Expenses net of all reductions	.68%	.65%	.08%	.19%	.67%
Net investment income (loss)	4.63%	2.49%	.01%	.02%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$871	$975	$1,146	$988	$1,033

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Select Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.025	- B	- B	.018
Distributions from net investment income	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.20%	2.56%	.01%	.03%	1.77%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.08%	.17%	.23%
Expenses net of all reductions	.23%	.23%	.08%	.17%	.23%
Net investment income (loss)	5.08%	2.91%	.01%	.03%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$259	$214	$254	$198	$424

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Institutional Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.052	.026	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.052	.026	- B	.001	.018
Distributions from net investment income	(.052)	(.026)	- B	(.001)	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.052)	(.026)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.29%	2.66%	.02%	.07%	1.86%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.17%	3.00%	.02%	.07%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$32,455	$31,934	$10,195	$12,539	$19,926

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio
Investment Summary/Performance March 31, 2024 (Unaudited)
Current 7-Day Yields

Class I	5.21%
Class II	5.06%
Class III	4.96%
Select Class	5.16%
Institutional Class	5.25%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2024, the most recent period shown in the table, would have been 5.19% for Class I, 5.04% for Class II, 4.94% for Class III, 5.14% for Select Class, and 5.21% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	56.6
8 - 30	10.7
31 - 60	10.7
61 - 90	7.2
91 - 180	12.7
> 180	2.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (2.1)%

Government Portfolio
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 38.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 38.8%
U.S. Treasury Bills
4/2/24 to 9/26/24	5.11 to 5.41	75,477,038	74,733,581
U.S. Treasury Notes
4/30/24 to 3/31/25 (c)	4.88 to 5.44	2,385,000	2,378,542

TOTAL U.S. TREASURY DEBT (Cost $77,112,123)			77,112,123

U.S. Government Agency Debt - 22.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 22.5%
Federal Farm Credit Bank
4/12/24 to 2/20/26 (c)	4.84 to 5.53	6,662,267	6,662,226
Federal Home Loan Bank
11/5/24 (c)(d)(e)	0.00	211,000	211,000
11/5/24 (c)(d)(e)	0.00	259,000	259,000
4/1/24 to 1/2/26 (c)	4.79 to 8.72	37,671,992	37,646,274

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $44,778,500)			44,778,500

U.S. Government Agency Repurchase Agreement - 15.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.32% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	482,538	482,253
5.33% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	12,302,155	12,294,872
With:
ABN AMRO Bank NV at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $309,243,397, 0.38% - 6.00%, 3/1/25 - 2/1/54)	303,180	303,000
Bank of America NA at 5.41%, dated 1/5/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $127,100,374, 2.50% - 3.50%, 4/1/42 - 5/1/51)	125,255	123,000
BMO Harris Bank NA at 5.34%, dated 2/1/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $154,361,700, 3.00% - 7.50%, 9/20/39 - 3/20/64)	151,335	150,000
BNP Paribas, SA at:
5.32%, dated 1/17/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $193,792,359, 0.00% - 7.00%, 1/31/25 - 3/1/54)	189,515	187,000
5.36%, dated:
3/11/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $525,914,667, 0.00% - 7.50%, 5/15/26 - 12/20/63) (c)(e)(f)	522,112	514,000
3/13/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $213,123,314, 0.00% - 7.00%, 10/31/24 - 2/15/54) (c)(e)(f)	210,236	207,000
BofA Securities, Inc. at:
5.34%, dated 2/1/24 due 4/1/24 (Collateralized by Mortgage Loan Obligations valued at $204,786,562, 0.38% - 7.50%, 12/31/25 - 2/20/74)	200,771	199,000
5.36%, dated 1/25/24 due 4/25/24 (Collateralized by U.S. Government Obligations valued at $130,832,325, 0.38% - 8.50%, 12/1/25 - 4/20/73)	128,721	127,000
5.37%, dated 1/26/24 due 4/26/24 (Collateralized by U.S. Government Obligations valued at $130,815,398, 0.38% - 7.55%, 12/31/25 - 8/20/63) (c)(e)(f)	128,724	127,000
5.38%, dated 1/18/24 due 4/18/24 (Collateralized by U.S. Government Obligations valued at $384,151,903, 0.38% - 7.50%, 12/31/25 - 11/20/63) (c)(e)(f)	377,566	372,500
5.39%, dated 3/6/24 due 6/6/24 (Collateralized by U.S. Government Obligations valued at $269,304,333, 0.38% - 7.00%, 12/31/25 - 12/20/63)	266,623	263,000
5.4%, dated 1/2/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $943,796,640, 0.38% - 7.50%, 9/1/25 - 11/20/63) (c)(e)(f)	925,462	913,000
CIBC Bank U.S.A. at:
5.32%, dated 2/15/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $244,302,605, 1.13% - 7.00%, 2/15/27 - 4/1/54)	239,653	238,000
5.33%, dated:
2/20/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $55,389,886, 3.00% - 7.00%, 7/1/28 - 3/1/54)	54,464	54,000
2/21/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $101,533,174, 2.50% - 7.00%, 11/1/40 - 3/1/54)	99,835	99,000
3/13/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $507,117,344, 2.00% - 7.50%, 7/1/28 - 3/1/54)	498,128	496,000
5.38%, dated 2/20/24 due 4/18/24 (Collateralized by U.S. Government Obligations valued at $13,713,270, 0.00% - 7.00%, 8/15/26 - 10/16/64)	13,113	13,000
Citibank NA at 5.34%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $310,125,996, 0.00% - 7.50%, 8/20/24 - 8/15/64)	304,316	304,000
Citigroup Global Capital Markets, Inc. at:
5.34%, dated:
3/4/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $307,134,752, 0.00% - 7.50%, 8/31/28 - 1/20/53)	301,380	300,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $466,209,222, 0.25% - 4.38%, 7/31/25 - 6/30/28)	457,475	457,000
5.37%, dated 3/21/24 due 5/21/24 (Collateralized by U.S. Government Obligations valued at $545,330,024, 0.00% - 7.05%, 4/15/26 - 12/20/69)	538,859	534,000
FICC State Street GC (Gov. Repo) at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $416,097,385, 2.00% - 7.50%, 5/1/31 - 3/1/54)	406,241	406,000
Goldman Sachs & Co. at:
5.33%, dated:
3/25/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $615,697,441, 2.00% - 9.00%, 4/25/24 - 9/15/64)	603,625	603,000
3/26/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $1,349,637,898, 1.38% - 6.50%, 10/31/28 - 12/15/60)	1,323,370	1,322,000
3/26/24 due:
4/1/24 (Collateralized by U.S. Government Obligations valued at $825,668,724, 1.38% - 6.50%, 10/31/28 - 9/15/64)	809,479	809,000
4/4/24 (Collateralized by U.S. Treasury Obligations valued at $724,628,889, 1.38% - 6.00%, 2/28/26 - 8/1/53)	710,736	710,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $2,284,459,939, 0.00% - 8.50%, 4/15/24 - 9/15/57)	2,240,324	2,238,000
ING Financial Markets LLC at 5.36%, dated:
3/21/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $476,907,375, 2.00% - 8.00%, 3/1/28 - 4/1/54)	469,920	467,000
3/22/24 due 5/3/24 (Collateralized by U.S. Government Obligations valued at $203,191,550, 2.00% - 7.00%, 3/15/31 - 11/1/53)	200,244	199,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.36%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $940,538,954, 2.00% - 6.00%, 5/1/24 - 1/1/54)	932,519	921,000
Morgan Stanley & Co., LLC at 5.42%, dated 3/4/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $135,496,509, 0.00% - 7.00%, 6/13/24 - 2/25/54) (c)(e)(f)	131,552	131,000
MUFG Securities (Canada), Ltd. at 5.36%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $190,969,311, 0.63% - 6.50%, 5/15/25 - 2/15/54)	189,339	187,000
RBC Dominion Securities at 5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Government Obligations valued at $415,715,312, 0.00% - 8.00%, 7/1/24 - 2/1/54)	407,423	407,000
RBC Financial Group at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $2,202,199,160, 0.13% - 7.50%, 4/30/24 - 3/20/54)	2,158,444	2,147,000
TD Securities (U.S.A.) at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $350,932,048, 4.50% - 6.50%, 11/1/48 - 3/1/54)	344,204	344,000
Wells Fargo Securities, LLC at:
5.37%, dated:
3/21/24 due 6/21/24 (Collateralized by U.S. Government Obligations valued at $545,576,119, 1.50% - 7.50%, 8/25/24 - 3/20/54)	541,328	534,000
3/26/24 due 6/21/24 (Collateralized by U.S. Government Obligations valued at $81,673,390, 0.96% - 7.50%, 7/15/30 - 2/20/54)	81,038	80,000
5.38%, dated 2/21/24 due 5/21/24 (Collateralized by U.S. Government Obligations valued at $530,494,639, 3.02% - 7.00%, 8/25/24 - 6/20/53)	523,954	517,000
5.39%, dated:
2/28/24 due 5/28/24 (Collateralized by U.S. Government Obligations valued at $270,611,653, 0.96% - 7.50%, 7/20/24 - 3/20/54)	267,557	264,000
3/15/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $277,124,783, 0.96% - 7.00%, 4/20/29 - 3/20/54)	274,652	271,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $31,314,625)		31,314,625

U.S. Treasury Repurchase Agreement - 25.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $278,624,965, 0.38% - 1.25%, 4/30/27 - 7/31/28)	273,162	273,000
Barclays Bank PLC at:
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $559,042,668, 0.38% - 4.63%, 9/15/25 - 5/15/29)	548,324	548,000
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $657,658,101, 0.00% - 4.00%, 3/20/25 - 4/30/29)	648,005	644,000
BMO Capital Markets Corp. at 5.32%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $94,185,163, 0.00% - 4.25%, 9/5/24 - 2/15/54)	92,095	92,000
BMO Harris Bank NA at:
5.31%, dated 3/25/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $90,873,768, 0.00% - 0.63%, 8/8/24 - 12/31/27)	89,092	89,000
5.32%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $92,874,934, 0.00% - 4.13%, 8/8/24 - 12/31/27)	91,094	91,000
BNP Paribas, SA at:
5.36%, dated:
2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $923,385,714, 0.88% - 5.47%, 7/31/24 - 5/15/49) (c)(e)(f)	915,220	901,000
3/1/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $742,448,707, 0.00% - 7.63%, 4/18/24 - 8/15/53) (c)(e)(f)	736,073	724,000
3/8/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $281,595,789, 0.50% - 5.47%, 7/31/24 - 5/15/52) (c)(e)(f)	279,422	275,000
3/11/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $1,322,005,196, 0.00% - 5.50%, 4/18/24 - 11/15/53) (c)(e)(f)	1,312,391	1,292,000
5.37%, dated:
2/14/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $1,477,769,700, 0.38% - 5.44%, 7/31/24 - 2/15/54) (c)(e)(f)	1,458,864	1,433,000
2/16/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $367,604,593, 0.00% - 5.44%, 6/30/24 - 2/15/54) (c)(e)(f)	364,515	358,000
2/20/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $366,236,210, 0.88% - 5.50%, 10/31/24 - 2/15/54) (c)(e)(f)	362,638	356,000
BofA Securities, Inc. at:
5.33%, dated 2/5/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $89,475,783, 0.38% - 4.38%, 12/31/25 - 8/15/43)	88,172	87,000
5.34%, dated 2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $90,186,093, 0.38% - 1.75%, 12/31/25 - 8/15/41)	89,175	88,000
5.35%, dated 1/25/24 due 4/25/24 (Collateralized by U.S. Treasury Obligations valued at $111,256,920, 0.38% - 3.25%, 12/31/25 - 5/15/42) (c)(e)(f)	109,461	108,000
CIBC Bank U.S.A. at 5.32%, dated:
3/6/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $70,620,120, 0.75% - 4.75%, 1/31/26 - 2/15/54)	69,306	69,000
3/21/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $121,532,588, 0.38% - 4.50%, 2/28/26 - 2/15/54)	119,440	119,000
(Collateralized by U.S. Treasury Obligations valued at $186,881,113, 0.88% - 4.88%, 11/30/25 - 2/15/54)	183,379	183,000
3/27/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $122,511,187, 0.38% - 4.13%, 2/28/25 - 8/15/53)	119,580	119,000
(Collateralized by U.S. Treasury Obligations valued at $65,299,488, 0.38% - 4.25%, 2/28/25 - 2/15/54)	64,340	64,000
Credit AG at 5.32%, dated 3/25/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $139,822,626, 2.75%, 4/30/27)	137,628	137,000
Federal Reserve Bank of New York at 5.3%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $18,798,063,514, 0.63% - 4.38%, 8/15/27 - 5/15/45)	18,798,063	18,787,000
FICC ACAFB Repo Program at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $568,051,814, 3.50% - 4.88%, 10/31/28 - 5/15/43)	548,325	548,000
Ficc Citi Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $185,667,487, 0.00% - 5.00%, 5/16/24 - 5/15/47)	182,108	182,000
Ficc Nomura Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,118,085,588, 0.00% - 1.75%, 6/30/24 - 3/20/25)	1,096,649	1,096,000
Fixed Income Clearing Corp. - BNP at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,212,479,428, 0.88% - 5.50%, 10/31/24 - 11/15/53)	1,188,705	1,188,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $6,785,040,003, 0.00% - 3.88%, 6/13/24 - 11/15/47)	6,655,932	6,652,000
Fixed Income Clearing Corp. - SSB at:
5.31%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $559,041,478, 0.55% - 3.25%, 6/30/27 - 7/31/27)	548,323	548,000
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,660,855,903, 0.38% - 4.13%, 7/31/27 - 11/15/27)	4,571,701	4,569,000
5.35%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $373,285,304, 2.75% - 3.50%, 8/15/32 - 2/15/33)	366,218	366,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $279,583,604, 2.75%, 5/31/29)	274,163	274,000
Goldman Sachs & Co. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $320,469,364, 0.00% - 2.00%, 5/14/24 - 5/15/40)	314,186	314,000
ING Financial Markets LLC at 5.33%, dated:
3/26/24 due 4/2/24 (Collateralized by U.S. Treasury Obligations valued at $35,719,027, 0.00% - 4.25%, 9/5/24 - 5/15/51)	35,036	35,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $18,362,720, 0.63% - 3.50%, 12/31/24 - 2/15/42)	18,019	18,000
Lloyds Bank Corp. Markets PLC at 5.35%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $381,628,318, 4.63%, 9/15/26)	374,389	374,000
Lloyds Bank PLC at:
5.39%, dated:
2/20/24 due 5/20/24 (Collateralized by U.S. Treasury Obligations valued at $83,213,532, 2.25% - 4.13%, 2/15/27 - 7/31/28)	82,091	81,000
2/26/24 due 5/28/24 (Collateralized by U.S. Treasury Obligations valued at $119,065,243, 4.13%, 7/31/28)	117,598	116,000
3/20/24 due 6/20/24 (Collateralized by U.S. Treasury Obligations valued at $155,335,435, 3.25%, 6/30/27)	154,094	152,000
5.4%, dated 2/29/24 due 5/31/24 (Collateralized by U.S. Treasury Obligations valued at $83,024,117, 2.25%, 8/15/27)	82,118	81,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $240,158,437, 0.00% - 4.50%, 10/31/24 - 2/15/33)	236,916	234,000
Mizuho Bank, Ltd. at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $467,829,154, 3.50%, 4/30/28)	457,271	457,000
MUFG Securities (Canada), Ltd. at:
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $93,984,862, 0.25% - 6.50%, 7/31/24 - 2/15/54)	92,572	92,000
5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $178,874,811, 0.25% - 6.50%, 1/31/25 - 5/15/53)	177,181	175,000
MUFG Securities EMEA PLC at:
5.32%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $285,179,884, 2.88% - 4.25%, 5/15/32 - 11/15/42)	276,571	276,000
5.33%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $375,751,915, 1.25% - 4.13%, 11/30/26 - 9/30/27)	368,381	368,000
5.34%, dated 3/28/24 due:
4/1/24 (Collateralized by U.S. Treasury Obligations valued at $232,831,248, 3.25% - 3.88%, 5/15/42 - 2/15/43)	228,135	228,000
4/4/24 (Collateralized by U.S. Treasury Obligations valued at $186,730,736, 0.75% - 5.00%, 10/31/25 - 3/31/26)	183,190	183,000
Natixis SA at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $373,762,190, 0.00% - 5.25%, 6/27/24 - 2/15/44)	368,113	366,000
NatWest Markets Securities, Inc. at:
5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $90,833,763, 1.63% - 4.88%, 10/31/30 - 11/15/41)	89,053	89,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $458,321,667, 0.25% - 4.88%, 6/15/24 - 5/15/46)	449,466	449,000
Norinchukin Bank at 5.35%, dated 3/26/24 due 4/2/24 (Collateralized by U.S. Treasury Obligations valued at $178,553,078, 1.88%, 2/15/32)	175,182	175,000
Prudential Insurance Co. of America at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $281,694,549, 1.25% - 7.50%, 11/15/24 - 11/15/33)	276,305	276,141
RBC Dominion Securities at:
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $750,093,194, 0.25% - 6.88%, 9/30/24 - 2/15/53)	738,564	734,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $186,798,579, 0.00% - 4.63%, 6/30/24 - 2/15/53)	183,190	183,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $765,113,116, 0.00% - 6.88%, 6/15/24 - 11/15/43)	750,443	750,000
Societe Generale at 5.33%, dated:
3/26/24 due 4/2/24
(Collateralized by U.S. Treasury Obligations valued at $240,766,489, 2.38% - 3.88%, 5/15/43 - 5/15/53)	234,243	234,000
(Collateralized by U.S. Treasury Obligations valued at $373,592,384, 0.38% - 4.88%, 4/30/25 - 11/15/50)	366,379	366,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $373,949,562, 0.63% - 4.63%, 2/29/28 - 8/15/51)	366,379	366,000
Sumitomo Mitsui Trust Bank Ltd. at 5.4%, dated 3/27/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $41,343,760, 1.63%, 8/15/29)	40,585	40,500
TD Securities (U.S.A.) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $346,851,437, 1.75% - 4.00%, 4/30/24 - 2/28/30)	340,201	340,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $49,812,641)		49,812,641

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $203,017,889)	203,017,889
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(4,201,514)
NET ASSETS - 100.0%	198,816,375

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$482,253,000 due 4/01/24 at 5.32%
BofA Securities, Inc.	4,550
Citigroup Global Markets, Inc.	905
Credit Agricole CIB New York Branch	37,145
HSBC Securities (USA), Inc.	163
ING Financial Markets LLC	26,406
JP Morgan Securities LLC	70,992
Mitsubishi UFJ Securities Holdings Ltd	832
Mizuho Securities USA, Inc.	667
Nomura Securities International	35,485
RBC Dominion Securities, Inc.	303,860
Wells Fargo Bank National Asso	1,248
482,253
$12,294,872,000 due 4/01/24 at 5.33%
Bank of America, N.A.	729,263
Bank of Nova Scotia	215,087
BofA Securities, Inc.	12,792
Citigroup Global Markets, Inc.	1,017,989
Credit Agricole CIB New York Branch	743,866
HSBC Securities (USA), Inc.	628,889
ING Financial Markets LLC	304,289
JP Morgan Securities LLC	1,091,992
Mitsubishi UFJ Securities Holdings Ltd	465,918
Mizuho Securities USA, Inc.	506,433
Nomura Securities International	859,785
RBC Dominion Securities, Inc.	1,722,223
Sumitomo Mitsui Banking Corp.	3,591,200
Wells Fargo Securities LLC	405,146
12,294,872
Government Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2024

Assets
Investment in securities, at value (including repurchase agreements of $81,127,266) - See accompanying schedule Unaffiliated issuers (cost $203,017,889):		$203,017,889
Cash		332,614
Receivable for fund shares sold		185,689
Interest receivable		537,004
Prepaid expenses		84
Receivable from investment adviser for expense reductions		5,530
Other receivables		1,674
Total assets		204,080,484
Liabilities
Payable for investments purchased
Regular delivery	$4,529,220
Delayed delivery	470,000
Payable for fund shares redeemed	207,368
Distributions payable	19,481
Accrued management fee	23,532
Distribution and service plan fees payable	1,376
Other affiliated payables	6,702
Other payables and accrued expenses	6,430
Total liabilities		5,264,109
Net Assets		$198,816,375
Net Assets consist of:
Paid in capital		$198,817,312
Total accumulated earnings (loss)		(937)
Net Assets		$198,816,375

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($42,265,971 ÷ 42,254,558 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,317,113 ÷ 1,316,462 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($5,714,437 ÷ 5,711,675 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($217,340 ÷ 217,312 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($149,301,514 ÷ 149,306,758 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended March 31, 2024
Investment Income
Interest		$9,758,810
Expenses
Management fee	$257,025
Transfer agent fees	69,381
Distribution and service plan fees	15,656
Accounting fees and expenses	4,447
Custodian fees and expenses	729
Independent trustees' fees and expenses	573
Registration fees	5,969
Audit	61
Legal	108
Miscellaneous	620
Total expenses before reductions	354,569
Expense reductions	(62,461)
Total expenses after reductions		292,108
Net Investment income (loss)		9,466,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(506)
Total net realized gain (loss)		(506)
Net increase in net assets resulting from operations		$9,466,196
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,466,702	$3,269,683
Net realized gain (loss)	(506)	(684)
Net increase in net assets resulting from operations	9,466,196	3,268,999
Distributions to shareholders	(9,467,184)	(3,268,145)

Share transactions - net increase (decrease)	26,669,281	44,414,081
Total increase (decrease) in net assets	26,668,293	44,414,935

Net Assets
Beginning of period	172,148,082	127,733,147
End of period	$198,816,375	$172,148,082

Financial Highlights
Government Portfolio Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.025	- B	- B	.018
Distributions from net investment income	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.26%	2.57%	.02%	.04%	1.83%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.20%	.20%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.14%	2.61%	.01%	.05%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$42,266	$44,905	$30,836	$33,508	$45,360

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Class II

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.024	- B	- B	.017
Distributions from net investment income	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.10%	2.41%	.01%	.01%	1.68%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.35%	.35%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.08%	.17%	.33%
Expenses net of all reductions	.33%	.33%	.08%	.17%	.33%
Net investment income (loss)	4.99%	2.46%	.01%	.03%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$1,317	$942	$959	$1,366	$697

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Class III

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.023	- B	- B	.016
Distributions from net investment income	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.00%	2.32%	.01%	.01%	1.57%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.43%	.42%	.08%	.19%	.43%
Expenses net of all reductions	.43%	.42%	.08%	.19%	.43%
Net investment income (loss)	4.89%	2.37%	.01%	.02%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$5,714	$4,189	$3,764	$3,234	$3,704

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Select Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.025	- B	- B	.018
Distributions from net investment income	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.21%	2.51%	.01%	.03%	1.78%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.08%	.17%	.23%
Expenses net of all reductions	.23%	.23%	.08%	.17%	.23%
Net investment income (loss)	5.09%	2.56%	.02%	.03%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$217	$218	$293	$367	$498

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Institutional Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.052	.026	- B	.001	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.052	.026	- B	.001	.019
Distributions from net investment income	(.052)	(.026)	- B	(.001)	(.019)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.052)	(.026)	- B	(.001)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.30%	2.61%	.02%	.07%	1.87%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.17%	.17%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.18%	2.65%	.02%	.07%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$149,302	$121,893	$91,881	$92,805	$122,312

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio
Investment Summary/Performance March 31, 2024 (Unaudited)
Current 7-Day Yields

Class I	5.28%
Class II	5.13%
Class III	5.03%
Select Class	5.23%
Institutional Class	5.32%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2024, the most recent period shown in the table, would have been 5.25% for Class I, 5.11% for Class II, 5.01% for Class III, 5.20% for Select Class, and 5.28% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	49.4
8 - 30	14.5
31 - 60	14.5
61 - 90	9.6
91 - 180	11.7
> 180	0.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.0)%

Money Market Portfolio
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Certificate of Deposit - 7.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 0.2%
BMO Harris Bank NA
6/4/24 to 9/10/24	5.40 to 5.68	235,000	235,000

New York Branch, Yankee Dollar, Foreign Banks - 7.3%
Bank of Montreal
7/26/24 to 9/26/24	5.39 to 5.46	650,000	650,000
Bank of Nova Scotia
4/11/24 to 6/7/24 (c)	5.72 to 5.85	791,000	791,000
Canadian Imperial Bank of Commerce
9/6/24 to 9/9/24	5.38 to 5.38	216,000	216,000
Commonwealth Bank of Australia New York Branch
10/4/24 (c)(d)	5.52	66,000	66,000
KBC Bank NV
5/6/24 to 6/5/24	5.40 to 5.40	530,000	530,000
Landesbank Baden-Wuerttemberg New York Branch
4/1/24 to 4/3/24	5.38 to 5.38	789,000	789,000
Mitsubishi UFJ Trust & Banking Corp.
4/1/24 to 6/6/24 (c)	5.43 to 5.55	1,456,000	1,456,000
Mizuho Corporate Bank Ltd.
4/17/24 to 5/9/24 (c)	5.43 to 5.44	1,866,000	1,866,000
MUFG Bank Ltd.
4/16/24 to 7/25/24 (c)	5.42 to 5.48	1,829,000	1,829,000
Sumitomo Mitsui Banking Corp.
6/4/24 to 6/10/24 (c)(d)	5.45 to 5.45	529,000	529,000
Sumitomo Mitsui Trust Bank Ltd.
5/14/24 to 5/16/24	5.40 to 5.40	530,000	530,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			9,252,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $9,487,000)			9,487,000

Financial Company Commercial Paper - 20.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
4/9/24 to 8/20/24	5.37 to 5.78	659,000	650,578
Bank of Montreal
4/5/24 to 8/27/24 (c)	5.41 to 5.81	1,528,000	1,508,720
Bank of Nova Scotia
8/26/24 to 10/21/24	5.38 to 5.45	922,000	898,330
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/5/24 to 5/10/24 (e)	5.40 to 5.45	1,267,000	1,263,393
Bedford Row Funding Corp.
4/15/24 (c)(d)	5.68	80,000	80,000
4/8/24 (c)(d)	5.68	67,000	67,000
5/13/24 (c)(d)	5.69	119,000	119,000
Bedford Row Funding Corp. (Liquidity Facility Royal Bank of Canada)

5/16/24	5.59	54,000	53,632
5/16/24	5.59	53,000	52,639
5/20/24	5.84	172,000	170,677
5/23/24	5.85	79,000	78,354
8/20/24	5.39	53,000	51,911
9/10/24	5.41	67,000	65,411
9/16/24	5.38	98,000	95,613
9/19/24	5.46	132,000	128,671
9/3/24	5.38	53,000	51,807
9/6/24	5.39	54,000	52,756
BofA Securities, Inc.
7/8/24 to 8/1/24	5.41 to 5.46	1,322,000	1,300,999
BPCE SA
6/4/24 to 6/5/24	5.40 to 5.40	789,000	781,460
Canadian Imperial Bank of Commerce
9/5/24 to 9/20/24	5.38 to 5.45	1,185,000	1,156,078
Cisco Systems, Inc.
6/26/24 to 9/4/24	5.40 to 5.43	1,399,000	1,375,496
Commonwealth Bank of Australia
9/30/24 (c)(d)	5.52	106,000	106,000
DNB Bank ASA
4/5/24 to 8/16/24	5.37 to 5.84	1,284,000	1,275,751
Federation des caisses Desjardin
5/14/24 to 7/11/24	5.37 to 5.40	318,000	314,315
Landesbank Baden-Wurttemberg
4/1/24	5.35	3,316,000	3,316,000
Landesbank Hessen-Thuringen
4/1/24	5.33	239,000	239,000
Mitsubishi UFJ Trust & Banking Corp.
5/16/24 to 6/13/24	5.44 to 5.44	214,000	212,112
Mizuho Bank Ltd. Singapore Branch
4/4/24 to 6/3/24	5.41 to 5.49	846,000	841,229
National Australia Bank Ltd.
5/8/24 to 10/2/24 (c)(d)	5.49 to 5.68	1,238,000	1,238,000
National Bank of Canada
5/14/24 to 9/12/24	5.40 to 5.70	1,427,400	1,412,751
Podium Funding Trust (Liquidity Facility Bank of Montreal)

4/18/24	5.84	53,000	52,858
7/11/24	5.39	79,000	77,836
8/12/24	5.40	39,000	38,242
8/20/24	5.42	105,000	102,829
8/23/24	5.42	25,000	24,473
9/16/24	5.45	53,000	51,687
9/3/24	5.40	19,000	18,570
Royal Bank of Canada
4/1/24 to 6/7/24 (c)	5.57 to 5.73	1,827,000	1,826,959
Sumitomo Mitsui Trust Bank Ltd.
5/8/24 to 6/21/24	5.40 to 5.43	2,640,000	2,616,108
The Toronto-Dominion Bank
5/7/24 to 10/28/24 (c)	5.40 to 5.54	1,903,000	1,888,857
Toyota Motor Credit Corp.
5/28/24	5.70	106,000	105,070
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $25,761,172)			25,761,172

Asset Backed Commercial Paper - 2.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Atlantic Asset Securitization LLC (Liquidity Facility Credit Agricole CIB)

5/21/24	5.41	12,000	11,911
6/20/24	5.42	31,000	30,633
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

5/20/24	5.40	39,000	38,717
6/21/24	5.39	65,000	64,225
6/3/24	5.41	53,000	52,505
7/11/24	5.40	23,000	22,659
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/11/24	5.43	10,000	9,985
4/12/24	5.43	27,000	26,956
4/16/24	5.43	6,000	5,987
4/16/24	5.43	100,000	99,777
4/18/24	5.43	25,000	24,937
5/10/24	5.41	27,000	26,844
5/10/24	5.41	25,000	24,855
5/13/24	5.42	80,000	79,501
5/15/24	5.42	147,000	146,039
5/16/24	5.42	67,000	66,552
5/16/24	5.42	53,000	52,646
5/17/24	5.41	41,000	40,720
5/6/24	5.42	79,000	78,589
5/6/24	5.42	42,000	41,782
5/7/24	5.42	15,000	14,920
5/9/24	5.41	27,000	26,848
5/9/24	5.41	25,000	24,859
6/24/24	5.45	108,000	106,644
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

5/15/24	5.40	33,000	32,785
5/23/24	5.42	25,000	24,807
6/17/24	5.43	7,840	7,750
6/20/24	5.43	66,000	65,214
6/21/24	5.43	31,000	30,626
6/21/24	5.43	75,000	74,095
6/24/24	5.44	66,000	65,175
6/26/24	5.45	65,000	64,165
6/26/24	5.45	27,000	26,653
6/26/24	5.45	27,000	26,653
6/26/24	5.45	27,000	26,653
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

5/15/24	5.40	25,000	24,837
5/23/24	5.40	27,000	26,792
5/23/24	5.40	36,000	35,723
6/18/24	5.43	41,000	40,525
Versailles Com Paper LLC (Liquidity Facility Natexis Banques Populaires New York Branch)

6/3/24	5.42	54,000	53,495
6/5/24	5.41	107,000	105,970
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/12/24	5.43	132,000	131,784
4/12/24	5.43	25,000	24,959
4/16/24	5.43	66,000	65,853
4/19/24	5.44	6,000	5,984
4/19/24	5.44	100,000	99,732
4/19/24	5.44	50,000	49,866
5/10/24	5.41	53,000	52,693
5/10/24	5.42	35,000	34,797
5/16/24	5.42	27,000	26,819
5/17/24	5.42	106,000	105,275
5/21/24	5.42	65,000	64,517
5/24/24	5.42	13,000	12,898
6/25/24	5.45	41,000	40,479
7/1/24	5.46	54,000	53,266
7/1/24	5.46	60,699	59,874
7/2/24	5.46	35,000	34,519
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $2,714,324)			2,714,324

Non-Financial Company Commercial Paper - 0.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
UnitedHealth Group, Inc.
4/15/24	5.40 to 5.40	661,000	659,618
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $659,618)			659,618

U.S. Treasury Debt - 30.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 30.2%
U.S. Treasury Bills
4/2/24 to 9/19/24	5.27 to 5.34	38,743,391	38,473,161

TOTAL U.S. TREASURY DEBT (Cost $38,473,161)			38,473,161

Non-Negotiable Time Deposit - 8.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 8.3%
Barclays Bank PLC
4/1/24	5.37	2,637,000	2,637,000
Credit Agricole CIB
4/1/24	5.33	187,400	187,400
DNB Bank ASA
4/1/24	5.32	2,693,000	2,693,000
Mizuho Bank Ltd. Canada Branch
4/1/24	5.33	2,653,000	2,653,000
Royal Bank of Canada
4/1/24 to 4/2/24	5.32 to 5.33	2,405,268	2,405,268

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $10,575,668)			10,575,668

U.S. Government Agency Repurchase Agreement - 13.3%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.32% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	87,673	87,621
5.33% dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations) #	9,020,644	9,015,305
With:
ABN AMRO Bank NV at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $194,935,674, 1.00% - 6.00%, 7/31/28 - 2/1/54)	191,113	191,000
BMO Harris Bank NA at 5.34%, dated 2/1/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $95,704,254, 3.00% - 8.00%, 6/20/40 - 3/20/64)	93,828	93,000
BNP Paribas, SA at:
5.32%, dated 1/17/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $127,882,384, 0.88% - 7.50%, 11/15/30 - 3/1/54)	125,668	124,000
5.36%, dated:
3/11/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $323,962,898, 0.00% - 7.00%, 10/31/24 - 12/15/58) (c)(d)(f)	319,971	315,000
3/13/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $128,895,034, 0.00% - 6.00%, 11/15/30 - 3/1/54) (c)(d)(f)	127,970	126,000
BofA Securities, Inc. at 5.34%, dated 2/1/24 due 4/1/24 (Collateralized by Mortgage Loan Obligations valued at $126,576,674, 0.38% - 7.00%, 12/31/25 - 3/20/54)	124,095	123,000
CIBC Bank U.S.A. at:
5.32%, dated 2/15/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $154,998,760, 2.00% - 7.00%, 1/31/28 - 3/1/54)	152,049	151,000
5.33%, dated:
2/20/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $34,875,114, 2.00% - 7.00%, 7/1/32 - 3/1/54)	34,292	34,000
2/21/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $64,612,020, 2.50% - 7.00%, 9/1/38 - 3/1/54)	63,532	63,000
3/13/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $308,769,028, 1.50% - 7.00%, 7/1/28 - 3/1/54)	303,295	302,000
Citibank NA at 5.34%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $195,869,050, 0.00% - 6.50%, 4/25/24 - 3/15/59)	192,199	192,000
Citigroup Global Capital Markets, Inc. at 5.34%, dated:
3/4/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $194,518,702, 0.00% - 7.50%, 6/30/28 - 1/20/53)	190,874	190,000
3/28/24 due 4/4/24 (Collateralized by U.S. Government Obligations valued at $292,783,451, 0.00% - 5.50%, 7/31/28 - 10/20/52)	287,298	287,000
FICC State Street GC (Gov. Repo) at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $260,449,620, 0.38% - 7.50%, 1/31/26 - 12/1/53)	255,151	255,000
Goldman Sachs & Co. at:
5.33%, dated:
3/25/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $389,022,765, 1.63% - 7.00%, 7/15/26 - 1/20/54)	381,395	381,000
3/26/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $845,310,251, 0.00% - 7.00%, 6/27/24 - 3/1/54)	828,858	828,000
3/28/24 due:
4/1/24 (Collateralized by U.S. Treasury Obligations valued at $519,487,494, 0.00% - 7.50%, 4/23/24 - 7/15/57)	509,301	509,000
4/4/24 (Collateralized by U.S. Government Obligations valued at $456,210,028, 0.00% - 7.00%, 6/1/25 - 3/1/54)	447,463	447,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,425,996,831, 0.00% - 6.50%, 6/30/25 - 8/20/53)	1,398,451	1,397,000
RBC Dominion Securities at 5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Government Obligations valued at $259,277,732, 0.00% - 8.00%, 5/1/25 - 2/1/54)	254,264	254,000
RBC Financial Group at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $1,371,268,615, 0.00% - 7.50%, 4/9/24 - 3/20/54)	1,346,137	1,339,000
TD Securities (U.S.A.) at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Government Obligations valued at $220,352,681, 2.00% - 6.50%, 6/1/50 - 10/1/53)	216,128	216,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $16,919,926)		16,919,926

U.S. Treasury Repurchase Agreement - 14.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $175,543,912, 0.38% - 1.25%, 11/30/26 - 7/31/28)	172,102	172,000
Barclays Bank PLC at:
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $351,952,018, 0.00% - 4.38%, 9/19/24 - 11/30/30)	345,204	345,000
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $408,483,335, 1.00% - 2.38%, 8/15/26 - 8/15/31)	402,487	400,000
BMO Capital Markets Corp. at 5.32%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $58,287,052, 0.00% - 4.88%, 8/8/24 - 2/15/54)	57,059	57,000
BMO Harris Bank NA at:
5.31%, dated 3/25/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $57,179,060, 0.00% - 3.75%, 8/8/24 - 6/30/30)	56,058	56,000
5.32%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $58,174,465, 0.00% - 3.75%, 7/31/24 - 6/30/30)	57,059	57,000
BNP Paribas, SA at:
5.36%, dated:
2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $585,361,974, 0.88% - 5.47%, 10/31/24 - 2/15/54) (c)(d)(f)	580,012	571,000
3/1/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $466,239,099, 0.88% - 5.47%, 10/31/24 - 8/15/53) (c)(d)(f)	462,587	455,000
3/8/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $174,045,084, 0.88% - 5.44%, 7/31/24 - 11/15/50) (c)(d)(f)	172,734	170,000
3/11/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $814,142,144, 0.88% - 5.44%, 10/31/24 - 11/15/53) (c)(d)(f)	806,531	794,000
5.37%, dated:
2/14/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $931,984,863, 0.00% - 5.47%, 4/18/24 - 2/15/54) (c)(d)(f)	920,316	904,000
2/16/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $232,062,447, 0.50% - 5.50%, 10/31/24 - 11/15/53) (c)(d)(f)	230,113	226,000
2/20/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $232,951,880, 0.38% - 5.50%, 7/31/24 - 2/15/54) (c)(d)(f)	231,233	227,000
BofA Securities, Inc. at:
5.33%, dated 2/5/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $56,565,170, 0.38% - 4.38%, 12/31/25 - 2/15/44)	55,741	55,000
5.34%, dated 2/29/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $57,391,162, 0.38% - 4.75%, 12/31/25 - 11/15/43)	56,748	56,000
CIBC Bank U.S.A. at 5.32%, dated:
3/21/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $75,569,320, 0.38% - 4.00%, 6/15/25 - 11/15/46)	74,273	74,000
(Collateralized by U.S. Treasury Obligations valued at $116,417,607, 1.13% - 4.88%, 2/28/25 - 2/15/54)	114,236	114,000
3/27/24 due 4/4/24
(Collateralized by U.S. Treasury Obligations valued at $40,812,085, 0.38% - 3.88%, 1/15/26 - 11/15/41)	40,213	40,000
(Collateralized by U.S. Treasury Obligations valued at $76,526,232, 0.38% - 4.75%, 2/28/26 - 8/15/53)	75,366	75,000
Credit AG at 5.32%, dated 3/25/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $87,771,875, 1.25%, 9/30/28)	86,394	86,000
Federal Reserve Bank of New York at 5.3%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,378,399,826, 0.38% - 4.25%, 4/15/24 - 11/15/41)	2,378,400	2,377,000
FICC ACAFB Repo Program at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $356,943,012, 3.88% - 4.50%, 7/15/26 - 11/15/52)	345,204	345,000
Ficc Citi Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $117,317,402, 0.00% - 6.13%, 4/2/24 - 11/15/47)	115,068	115,000
Ficc Nomura Gc Repo (GOV REPO) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $703,904,299, 0.00%, 4/2/24)	690,409	690,000
Fixed Income Clearing Corp. - BNP at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $762,392,239, 0.50% - 5.38%, 7/31/24 - 2/15/54)	747,443	747,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,297,440,067, 0.25% - 4.25%, 1/15/25 - 2/28/31)	1,272,752	1,272,000
Fixed Income Clearing Corp. - SSB at:
5.31%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $351,956,819, 2.63% - 3.25%, 5/31/27 - 6/30/27)	345,204	345,000
5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,931,643,334, 0.63% - 4.00%, 12/31/27 - 4/30/28)	2,875,699	2,874,000
5.35%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $233,580,079, 3.88% - 4.50%, 8/15/33 - 11/15/33)	229,136	229,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 5.34%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $175,504,968, 2.75%, 5/31/29)	172,102	172,000
Goldman Sachs & Co. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $201,058,804, 0.00% - 3.38%, 4/23/24 - 5/15/33)	197,116	197,000
HSBC Securities, Inc. at 5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $278,542,661, 0.00% - 6.38%, 3/20/25 - 8/15/40)	273,283	273,000
ING Financial Markets LLC at 5.33%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $11,221,725, 0.00% - 3.50%, 5/16/24 - 8/15/49)	11,011	11,000
Lloyds Bank Corp. Markets PLC at 5.35%, dated 3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $239,070,118, 1.13% - 3.50%, 4/30/28 - 1/31/30)	234,243	234,000
Mizuho Bank, Ltd. at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $293,445,578, 1.63%, 5/15/31)	287,170	287,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $58,210,164, 0.25% - 6.50%, 7/31/24 - 2/15/54)	57,354	57,000
MUFG Securities EMEA PLC at:
5.32%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $177,094,635, 0.75% - 4.00%, 4/30/26 - 11/15/43)	171,354	171,000
5.33%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $234,973,213, 0.63% - 4.13%, 9/30/27 - 2/29/28)	230,238	230,000
5.34%, dated 3/28/24 due:
4/1/24 (Collateralized by U.S. Treasury Obligations valued at $147,026,737, 3.13% - 3.88%, 2/15/43)	144,085	144,000
4/4/24 (Collateralized by U.S. Treasury Obligations valued at $116,326,922, 0.75%, 3/31/26)	114,118	114,000
Natixis SA at 5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $232,886,093, 0.00% - 5.00%, 5/16/24 - 2/15/54)	229,317	228,000
NatWest Markets Securities, Inc. at:
5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $57,153,828, 3.13% - 3.88%, 8/15/25 - 11/15/43)	56,033	56,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $285,813,069, 0.50% - 5.00%, 11/15/24 - 8/15/48)	280,291	280,000
RBC Dominion Securities at:
5.33%, dated 3/21/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $468,482,123, 0.38% - 5.00%, 6/30/24 - 5/15/52)	460,848	458,000
5.34%, dated 3/27/24 due 4/3/24 (Collateralized by U.S. Treasury Obligations valued at $116,366,718, 0.00% - 4.63%, 8/29/24 - 5/15/46)	114,118	114,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $765,113,069, 0.00% - 7.63%, 4/23/24 - 11/15/43)	750,443	750,000
Societe Generale at 5.33%, dated:
3/26/24 due 4/2/24
(Collateralized by U.S. Treasury Obligations valued at $150,446,828, 3.00%, 11/15/44 - 8/15/52)	146,151	146,000
(Collateralized by U.S. Treasury Obligations valued at $233,683,787, 1.25% - 4.63%, 5/31/28 - 2/15/40)	229,237	229,000
3/28/24 due 4/4/24 (Collateralized by U.S. Treasury Obligations valued at $235,310,314, 0.88% - 3.88%, 11/15/30 - 5/15/49)	230,238	230,000
TD Securities (U.S.A.) at 5.33%, dated 3/28/24 due 4/1/24 (Collateralized by U.S. Treasury Obligations valued at $218,312,418, 0.38% - 4.63%, 11/30/24 - 9/15/26)	214,127	214,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $18,523,000)		18,523,000

Other Repurchase Agreement - 4.4%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 4.4%
With:
BMO Capital Markets Corp. at:
5.46%, dated 3/28/24 due 4/1/24 (Collateralized by Corporate Obligations valued at $56,708,935, 1.81% - 7.00%, 3/15/25 - 6/1/50)	54,033	54,000
5.52%, dated 3/28/24 due 4/1/24 (Collateralized by Corporate Obligations valued at $58,065,713, 2.96% - 8.00%, 9/15/24 - 9/12/47)	54,033	54,000
BNP Paribas Prime Brokerage, Inc. at 5.57%, dated 3/28/24 due 4/1/24 (Collateralized by Equity Securities valued at $405,572,743)	375,232	375,000
HSBC Securities, Inc. at 5.55%, dated 3/28/24 due 4/1/24 (Collateralized by Corporate Obligations valued at $29,164,354, 0.00% - 12.75%, 1/23/25 - 12/1/61)	27,017	27,000
ING Financial Markets LLC at 5.55%, dated 3/28/24 due 4/1/24 (Collateralized by Equity Securities valued at $231,155,656)	214,132	214,000
J.P. Morgan Securities, LLC at:
5.54%, dated 2/8/24 due 4/4/24 (Collateralized by Corporate Obligations valued at $291,665,418, 0.00% - 13.38%, 8/8/24 - 6/3/47) (c)(d)(f)	271,760	268,000
5.77%, dated:
3/15/24 due 6/26/24 (Collateralized by Equity Securities valued at $581,261,368) (c)(d)(f)	547,260	537,000
3/26/24 due 6/26/24 (Collateralized by Equity Securities valued at $578,077,827) (c)(d)(f)	544,277	535,000
5.82%, dated 3/11/24 due 6/26/24 (Collateralized by Corporate Obligations valued at $752,872,009, 0.00% - 7.75%, 6/15/24 - 6/1/42) (c)(d)(f)	710,545	697,000
5.84%, dated 3/11/24 due 6/26/24 (Collateralized by Corporate Obligations valued at $423,332,416, 0.10% - 9.41%, 11/21/25 - 10/25/66) (c)(d)(f)	409,839	402,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.55%, dated 3/28/24 due 4/1/24 (Collateralized by Equity Securities valued at $72,371,163)	67,041	67,000
5.84%, dated 3/28/24 due 4/1/24 (Collateralized by Equity Securities valued at $10,771,758)	10,006	10,000
Mizuho Securities U.S.A., Inc. at:
5.59%, dated 3/28/24 due 4/1/24 (Collateralized by Equity Securities valued at $104,776,291)	97,060	97,000
5.82%, dated 3/11/24 due 5/10/24 (Collateralized by Corporate Obligations valued at $367,557,480, 1.00% - 11.08%, 4/15/27 - 12/31/79) (c)(d)(f)	352,391	349,000
Morgan Stanley & Co., Inc. at:
5.77%, dated:
3/8/24 due 5/8/24 (Collateralized by U.S. Treasury Obligations valued at $274,326,486, 0.00% - 7.25%, 5/23/24 - 2/15/44) (c)(d)(f)	269,162	268,000
3/15/24 due 5/14/24 (Collateralized by U.S. Treasury Obligations valued at $411,211,205, 0.00% - 7.25%, 6/13/24 - 1/1/49) (c)(d)(f)	403,291	402,000
5.82%, dated 3/8/24 due 5/8/24 (Collateralized by U.S. Treasury Obligations valued at $274,334,782, 0.00% - 12.88%, 4/30/24 - 11/15/43) (c)(d)(f)	269,172	268,000
NatWest Markets Securities, Inc. at 5.57%, dated 3/28/24 due 4/1/24 (Collateralized by Corporate Obligations valued at $56,734,343, 1.20% - 6.26%, 7/8/24 - 2/15/54)	54,033	54,000
RBC Capital Markets Co. at 5.82%, dated 3/13/24 due 5/13/24 (Collateralized by Corporate Obligations valued at $112,640,613, 1.16% - 11.23%, 11/16/26 - 1/15/53) (c)(d)(f)	108,057	107,000
Td Securities (U.S.A.) (NON GOV) at 5.47%, dated 3/28/24 due 4/1/24 (Collateralized by Corporate Obligations valued at $281,442,888, 2.60% - 8.40%, 6/10/24 - 4/1/64)	268,163	268,000
Wells Fargo Securities, LLC at:
5.48%, dated 3/28/24 due 4/1/24 (Collateralized by Commercial Paper valued at $301,711,015, 0.00% - 7.50%, 4/3/24 - 1/25/34)	294,179	294,000
5.78%, dated 3/15/24 due 6/12/24 (Collateralized by Corporate Obligations valued at $168,496,777, 0.00% - 8.13%, 4/4/24 - 8/15/62) (c)(d)(f)	163,301	161,000
5.87%, dated 1/19/24 due 4/18/24 (Collateralized by Corporate Obligations valued at $59,013,394, 0.00% - 7.00%, 4/1/24 - 02/15/32)	54,792	54,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $5,562,000)		5,562,000

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $128,675,869)	128,675,869
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,276,781)
NET ASSETS - 100.0%	127,399,088

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,263,393,000 or 1.0% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$87,621,000 due 4/01/24 at 5.32%
Citigroup Global Markets, Inc.	569
Credit Agricole CIB New York Branch	23,364
HSBC Securities (USA), Inc.	103
ING Financial Markets LLC	16,609
JP Morgan Securities LLC	43,550
Mitsubishi UFJ Securities Holdings Ltd	524
Mizuho Securities USA, Inc.	420
Nomura Securities International	797
RBC Dominion Securities, Inc.	1,685
87,621
$9,015,305,000 due 4/01/24 at 5.33%
BNY Mellon Capital Markets LLC	159,779
Bank of America, N.A.	458,683
Bank of Nova Scotia	135,283
BofA Securities, Inc.	8,046
Citigroup Global Markets, Inc.	640,283
Credit Agricole CIB New York Branch	467,868
HSBC Securities (USA), Inc.	395,551
ING Financial Markets LLC	191,387
JP Morgan Securities LLC	686,828
Mitsubishi UFJ Securities Holdings Ltd	293,048
Mizuho Securities USA, Inc.	318,530
Nomura Securities International	543,641
RBC Dominion Securities, Inc.	1,657,924
Royal Bank of Canada	91,952
Societe Generale	123,561
Sumitomo Mitsui Banking Corp.	2,258,750
Sumitomo Mitsui Banking Corp. NY	329,367
Wells Fargo Securities LLC	254,824
9,015,305
Money Market Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2024

Assets
Investment in securities, at value (including repurchase agreements of $41,004,926) - See accompanying schedule Unaffiliated issuers (cost $128,675,869):		$128,675,869
Cash		627,588
Receivable for fund shares sold		364,926
Interest receivable		146,384
Receivable for interfund loans		71,604
Prepaid expenses		46
Receivable from investment adviser for expense reductions		3,250
Other affiliated receivables		11
Other receivables		1,093
Total assets		129,890,771
Liabilities
Payable for investments purchased	$2,201,604
Payable for fund shares redeemed	264,466
Distributions payable	256
Accrued management fee	14,707
Distribution and service plan fees payable	17
Other affiliated payables	4,821
Other payables and accrued expenses	5,812
Total liabilities		2,491,683
Net Assets		$127,399,088
Net Assets consist of:
Paid in capital		$127,398,604
Total accumulated earnings (loss)		484
Net Assets		$127,399,088

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($55,980,005 ÷ 55,972,182 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($85,590 ÷ 85,585 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($18,091 ÷ 18,097 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($52,831 ÷ 52,827 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($71,262,571 ÷ 71,248,757 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended March 31, 2024
Investment Income
Interest (including $2,071 from affiliated interfund lending)		$6,023,475
Expenses
Management fee	$156,255
Transfer agent fees	48,183
Distribution and service plan fees	204
Accounting fees and expenses	3,080
Custodian fees and expenses	487
Independent trustees' fees and expenses	349
Registration fees	6,803
Audit	55
Legal	67
Miscellaneous	696
Total expenses before reductions	216,179
Expense reductions	(39,421)
Total expenses after reductions		176,758
Net Investment income (loss)		5,846,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16)
Total net realized gain (loss)		(16)
Net increase in net assets resulting from operations		$5,846,701
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,846,717	$2,148,507
Net realized gain (loss)	(16)	6
Net increase in net assets resulting from operations	5,846,701	2,148,513
Distributions to shareholders	(5,846,436)	(2,148,294)

Share transactions - net increase (decrease)	29,869,128	58,562,981
Total increase (decrease) in net assets	29,869,393	58,563,200

Net Assets
Beginning of period	97,529,695	38,966,495
End of period	$127,399,088	$97,529,695

Financial Highlights
Money Market Portfolio Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.052	.028	- B	.002	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.052	.028	- B	.002	.020
Distributions from net investment income	(.052)	(.028)	- B	(.002)	(.020)
Total distributions	(.052)	(.028)	- B	(.002)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.33%	2.81%	.02%	.15%	2.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.16%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.16%	.18%	.18%
Net investment income (loss)	5.22%	3.25%	.02%	.16%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$55,980	$42,432	$16,745	$21,937	$25,801

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Class II

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.026	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.026	- B	.001	.018
Distributions from net investment income	(.051)	(.026)	- B	(.001)	(.018)
Total distributions	(.051)	(.026)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.18%	2.65%	.01%	.09%	1.86%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.16%	.26%	.33%
Expenses net of all reductions	.33%	.33%	.16%	.26%	.33%
Net investment income (loss)	5.07%	3.10%	.01%	.08%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$86	$81	$90	$179	$394

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Class III

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.025	- B	.001	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.025	- B	.001	.017
Distributions from net investment income	(.050)	(.025)	- B	(.001)	(.017)
Total distributions	(.050)	(.025)	- B	(.001)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.07%	2.55%	.01%	.06%	1.76%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.17%	.27%	.43%
Expenses net of all reductions	.43%	.43%	.17%	.27%	.43%
Net investment income (loss)	4.97%	3.00%	.01%	.07%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$18	$31	$9	$13	$13

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Select Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.052	.027	- B	.001	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.052	.027	- B	.001	.019
Distributions from net investment income	(.052)	(.027)	- B	(.001)	(.019)
Total distributions	(.052)	(.027)	- B	(.001)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.28%	2.76%	.02%	.12%	1.96%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.16%	.21%	.23%
Expenses net of all reductions	.23%	.23%	.16%	.21%	.23%
Net investment income (loss)	5.17%	3.20%	.02%	.13%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$53	$40	$15	$26	$59

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Institutional Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.052	.028	- B	.002	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.052	.028	- B	.002	.020
Distributions from net investment income	(.052)	(.028)	- B	(.002)	(.020)
Total distributions	(.052)	(.028)	- B	(.002)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.38%	2.85%	.04%	.19%	2.05%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	5.26%	3.29%	.04%	.20%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$71,263	$54,946	$22,108	$28,837	$35,852

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio
Investment Summary/Performance March 31, 2024 (Unaudited)
Current 7-Day Yields

Class I	3.36%
Class II	3.21%
Class III	3.11%
Select Class	3.31%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2024, the most recent period shown in the table, would have been 3.31% for Class I, 3.16% for Class II, 3.06% for Class III, and 3.26% for Select Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.3
8 - 30	2.0
31 - 60	3.0
61 - 90	5.3
91 - 180	5.0
> 180	2.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Tax-Exempt Portfolio
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Variable Rate Demand Note - 48.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.7%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 3.44% 4/4/24, LOC Bank of America NA, VRDN (b)(c)	17,860	17,860
Series 2011 B, 3.44% 4/4/24, LOC Bank of America NA, VRDN (b)(c)	39,870	39,870
TOTAL ALABAMA		57,730
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 3.75% 4/4/24 (ConocoPhillips Co. Guaranteed), VRDN (c)	35,250	35,250
Arizona - 0.8%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.65% 4/4/24, VRDN (c)	13,900	13,900
Series 2009 B, 3.65% 4/4/24, VRDN (c)	14,500	14,500
Maricopa County Rev. Series 2023 B, 3.45% 4/4/24, VRDN (c)	43,840	43,840
TOTAL ARIZONA		72,240
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 3.6% 4/4/24, LOC Wells Fargo Bank NA, VRDN (c)	690	690
Colorado Health Facilities Auth. Rev. Bonds:
Series 2020 B, 3.5% 4/4/24, LOC The Toronto-Dominion Bank, VRDN (c)	15,260	15,260
Series 2022 F, 3.4% 4/4/24, VRDN (c)	75,300	75,300
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 3.65% 4/4/24, VRDN (c)	17,815	17,815
Series 2017 B2, 3.4% 4/4/24, VRDN (c)	2,530	2,530
Series 2018 B, 3.65% 4/4/24, VRDN (c)	3,000	3,000
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 3.6% 4/4/24, LOC Wells Fargo Bank NA, VRDN (c)	2,685	2,685
TOTAL COLORADO		117,280
Connecticut - 2.8%
Connecticut Gen. Oblig. Series 2016 C, 3.51% 4/4/24 (Liquidity Facility Bank of America NA), VRDN (c)	101,125	101,125
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 3.4% 4/4/24, LOC Bank of America NA, VRDN (c)	7,500	7,500
Series 2013 O, 3.45% 4/4/24, VRDN (c)	35,460	35,460
Series 2014 C, 3.45% 4/4/24, VRDN (c)	10,315	10,315
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 3.45% 4/4/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	4,085	4,085
(Mtg. Fin. Prog.) Series C3, 3.42% 4/4/24 (Liquidity Facility Royal Bank of Canada), VRDN (c)	13,335	13,335
Series 2012 C2, 3.45% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	5,300	5,300
Series 2013 B6, 3.45% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	12,400	12,400
Series 2018 A3, 3.43% 4/4/24 (Liquidity Facility Bank of America NA), VRDN (c)	2,100	2,100
Series 2018 E2, 3.43% 4/4/24 (Liquidity Facility Bank of America NA), VRDN (c)	28,925	28,925
Series 2022 E2, 3.43% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	7,900	7,900
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	13,380	13,380
TOTAL CONNECTICUT		241,825
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.84% 4/4/24, VRDN (c)	9,500	9,500
Series 1999 A, 3.95% 4/4/24, VRDN (c)	18,830	18,830
TOTAL DELAWARE		28,330
District Of Columbia - 0.2%
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 3.52% 4/4/24, LOC Bank of America NA, VRDN (c)	15,315	15,315
(The Pew Charitable Trust Proj.) Series 2008 A, 3.45% 4/4/24, LOC PNC Bank NA, VRDN (c)	3,595	3,595
TOTAL DISTRICT OF COLUMBIA		18,910
Florida - 2.1%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.8% 4/4/24, VRDN (c)	10,000	10,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.4% 4/4/24, VRDN (c)	23,260	23,260
Series 2021 D:
3.42% 4/4/24, VRDN (c)	28,450	28,450
3.5% 4/4/24, VRDN (c)	50,550	50,550
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.83% 4/4/24, VRDN (c)	16,400	16,400
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 3.55% 4/4/24, VRDN (c)	27,300	27,300
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.83% 4/4/24, VRDN (c)	6,000	6,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 3.65% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.53% 4/4/24, LOC Northern Trust Co., VRDN (c)	14,235	14,235
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 3.55% 4/4/24, LOC Wells Fargo Bank NA, VRDN (c)	975	975
TOTAL FLORIDA		183,170
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 4.2% 3/29/24, VRDN (c)	20,760	20,760
Series 2018, 4.45% 3/29/24, VRDN (c)	14,490	14,490
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.35% 3/29/24, VRDN (c)	8,000	8,000
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 4.36% 3/29/24, VRDN (c)	13,700	13,700
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 3.7% 4/4/24, LOC PNC Bank NA, VRDN (c)	4,805	4,805
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 4.35% 3/29/24, VRDN (c)	9,300	9,300
Series 2008, 4.35% 3/29/24, VRDN (c)	44,600	44,600
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.6% 4/4/24, VRDN (c)	3,500	3,500
Series 2002 V1, 3.55% 4/4/24, VRDN (c)	5,600	5,600
TOTAL GEORGIA		124,755
Hawaii - 0.1%
FHLMC Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 3.43% 4/4/24, LOC Freddie Mac, VRDN (c)	6,240	6,240
Illinois - 2.1%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.68% 4/4/24, LOC Northern Trust Co., VRDN (c)	4,600	4,600
Illinois Fin. Auth.:
Series 2021 C, 3.65% 4/4/24, LOC Barclays Bank PLC, VRDN (c)	13,350	13,350
Series 2021 D, 3.55% 4/4/24, VRDN (c)	48,300	48,300
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.45% 4/4/24, LOC PNC Bank NA, VRDN (c)	15,100	15,100
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	23,450	23,450
Series 2008 B, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	15,425	15,425
(Richard H. Driehaus Museum Proj.) Series 2005, 3.75% 4/4/24, LOC Northern Trust Co., VRDN (c)	3,800	3,800
Series 2009 E2, 3.47% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,000	5,000
Series 2011 B, 3.45% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	24,260	24,260
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 3.44% 4/4/24, LOC Freddie Mac, VRDN (c)	25,750	25,750
TOTAL ILLINOIS		179,035
Indiana - 2.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.83% 4/4/24, VRDN (c)	19,640	19,640
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.69% 4/4/24, LOC Mizuho Bank Ltd., VRDN (c)	14,870	14,870
Series 2005, 3.75% 4/4/24, LOC Rabobank Nederland New York Branch, VRDN (c)	11,500	11,500
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 3.43% 4/4/24, LOC Barclays Bank PLC, VRDN (c)	16,400	16,400
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 3.5% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,100	11,100
Series 2009 C, 3.7% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	33,600	33,600
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.):
Series 2008 E4, 3.6% 4/4/24, VRDN (c)	19,385	19,385
Series 2008 E8, 3.59% 4/4/24, VRDN (c)	11,000	11,000
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 3.6% 4/4/24, VRDN (c)	38,190	38,190
(Trinity Health Cr. Group Proj.) Series 2008 D1, 3.49% 4/4/24, VRDN (c)	13,920	13,920
Series 2008 E7, 3.48% 4/4/24, VRDN (c)	35,975	35,975
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 3.6% 4/4/24, VRDN (c)	15,195	15,195
TOTAL INDIANA		240,775
Iowa - 1.7%
Council Bluffs Poll. Cont. Series 1995, 3.75% 4/4/24, VRDN (c)	3,800	3,800
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 3.48% 4/4/24, VRDN (c)	19,300	19,300
Series 2011 A, 3.48% 4/4/24, VRDN (c)	30,100	30,100
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 3.48% 4/4/24, VRDN (c)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(ADM Proj.) Series 2011, 3.8% 4/4/24, VRDN (c)	18,900	18,900
(Archer-Daniels-Midland Co. Proj.) Series 2012, 3.84% 4/4/24, VRDN (c)	36,920	36,920
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 3.69% 4/4/24, VRDN (c)	8,115	8,115
Iowa Fin. Auth. Rev. Series 2018 C, 3.5% 4/4/24, LOC JPMorgan Chase Bank, VRDN (c)	12,465	12,465
TOTAL IOWA		143,400
Kansas - 0.6%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.85% 4/4/24, VRDN (c)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.9% 4/4/24, VRDN (c)	7,600	7,600
Series 2007 B, 3.9% 4/4/24, VRDN (c)	12,500	12,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.85% 4/4/24, VRDN (c)	3,000	3,000
Series 1994, 3.85% 4/4/24, VRDN (c)	13,300	13,300
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.85% 4/4/24, VRDN (c)	3,500	3,500
(Western Resources, Inc. Proj.) Series 1994, 3.85% 4/4/24, VRDN (c)	9,500	9,500
TOTAL KANSAS		50,700
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 3.65% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	7,000	7,000
Louisville & Jefferson County Series 2013 C, 3.7% 4/4/24, LOC PNC Bank NA, VRDN (c)	7,575	7,575
TOTAL KENTUCKY		14,575
Louisiana - 1.4%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 3.55% 4/4/24, LOC JPMorgan Chase Bank, VRDN (c)	7,340	7,340
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.):
Series 2008 B, 3.45% 4/4/24, VRDN (c)	18,400	18,400
Series 2009 B1, 3.55% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,000	12,000
Series 2009 B3, 3.55% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	13,200	13,200
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.01% 4/4/24, VRDN (c)	56,500	56,500
Series 2010 B1, 3.9% 4/4/24, VRDN (c)	3,785	3,785
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 3.46% 4/4/24, LOC Freddie Mac, VRDN (c)	6,500	6,500
TOTAL LOUISIANA		117,725
Massachusetts - 0.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 3.45% 4/4/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	7,900	7,900
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	9,300	9,300
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 3.39% 4/4/24, LOC JPMorgan Chase Bank, VRDN (c)	14,765	14,765
Grand Valley Michigan State Univ. Rev. Series 2008 B, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	17,425	17,425
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 3.65% 4/4/24 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	17,010	17,010
Michigan State Hsg. Dev. Auth. Series 2022 B, 3.64% 4/4/24, LOC Bank of America NA, VRDN (c)	44,170	44,170
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.49% 4/4/24, LOC Bank of Nova Scotia, VRDN (c)	7,660	7,660
Univ. of Michigan Rev. Series 2008 B, 3.39% 4/4/24, VRDN (c)	1,080	1,080
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.47% 4/4/24, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,130	9,130
TOTAL MICHIGAN		120,540
Minnesota - 0.2%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.55% 4/4/24, LOC JPMorgan Chase Bank, VRDN (c)	19,080	19,080
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 3.4% 4/4/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	32,625	32,625
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 3.61% 4/4/24, VRDN (c)	30,200	30,200
TOTAL MISSOURI		62,825
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
(NE Sf Mbs Gen. 7/1/94 Proj.) Series 2017 C, 3.5% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	2,000	2,000
Series 2019 C, 3.6% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	7,100	7,100
TOTAL NEBRASKA		9,100
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2008 D 2B, 3.63% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,750	23,750
Series 2008 D3, 3.79% 4/4/24, LOC Bank of America NA, VRDN (c)	35,790	35,790
TOTAL NEVADA		59,540
New York - 6.5%
New York City Gen. Oblig.:
Series 2006 E3, 3.49% 4/4/24, LOC Bank of America NA, VRDN (c)	4,475	4,475
Series 2006 E4, 3.49% 4/4/24, LOC Bank of America NA, VRDN (c)	18,590	18,590
Series 2010 G4, 3.4% 4/4/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	48,010	48,010
Series 2013 A5, 3.45% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	25,115	25,115
Series 2014 I3, 3.7% 4/4/24 (Liquidity Facility Citibank NA), VRDN (c)	9,405	9,405
Series 2017 A, 3.46% 4/4/24 (Liquidity Facility Citibank NA), VRDN (c)	48,900	48,900
Series D5, 3.45% 4/4/24, LOC PNC Bank NA, VRDN (c)	28,870	28,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 AA-1, 3.46% 4/4/24 (Liquidity Facility PNC Bank NA), VRDN (c)	8,390	8,390
Series 2015 BB3, 3.45% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	17,255	17,255
Series 2016 AA2, 3.46% 4/4/24 (Liquidity Facility PNC Bank NA), VRDN (c)	32,580	32,580
Series 2016 CC, 3.48% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	20,120	20,120
Series BB3, 3.4% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	34,775	34,775
New York City Transitional Fin. Auth. Rev.:
Series 2013 C5, 3.42% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	14,955	14,955
Series 2014 D4, 3.46% 4/4/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	25,600	25,600
Series 2018 C6, 3.43% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	57,450	57,450
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.7% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	23,700	23,700
Series 2010 A:
3.65% 4/4/24, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,500	2,500
3.65% 4/4/24, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,300	9,300
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E, 3.51% 4/4/24, LOC Bank of America NA, VRDN (c)	11,900	11,900
Series 2005 E1, 3.4% 4/4/24, LOC Barclays Bank PLC, VRDN (c)	37,120	37,120
Series 2012 G2, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	30,000	30,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 3.7% 4/4/24, LOC Mizuho Bank Ltd., VRDN (c)	10,100	10,100
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 3.4% 4/4/24, LOC Barclays Bank PLC, VRDN (c)	9,280	9,280
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 3.45% 4/4/24, LOC Fannie Mae, VRDN (c)	18,675	18,675
New York Hsg. Fin. Agcy. Rev. (10 Barclay Street Hsg. Proj.) Series 2004 A, 3.62% 4/4/24, LOC Fannie Mae, VRDN (c)	10,000	10,000
TOTAL NEW YORK		557,065
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.69% 4/29/24, VRDN (c)(d)(e)	7,300	7,300
North Carolina - 0.5%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 3.45% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	18,260	18,260
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.49% 4/4/24, LOC Cr. Industriel et Commercial, VRDN (c)	21,590	21,590
TOTAL NORTH CAROLINA		39,850
Ohio - 5.6%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.49% 4/4/24, LOC Northern Trust Co., VRDN (c)	4,400	4,400
Franklin County Hosp. Facilities Rev.:
Series 1998, 3.4% 4/4/24, LOC Northern Trust Co., VRDN (c)	4,210	4,210
Series 2009 A, 3.63% 4/4/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	47,575	47,575
Series 2009 B, 3.63% 4/4/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	53,100	53,100
Series 2011 C, 3.62% 4/4/24, VRDN (c)	8,810	8,810
Series 2011 D, 3.62% 4/4/24, VRDN (c)	15,200	15,200
Series 2013 A, 3.56% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,345	16,345
Series 2013 B, 3.56% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,525	5,525
Series 2014, 3.56% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,720	3,720
Series 2017 B, 3.56% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,380	22,380
Series 2018 C, 3.62% 4/4/24, VRDN (c)	11,475	11,475
Series 2018 D, 3.64% 4/4/24, VRDN (c)	23,100	23,100
Hamilton County Hosp. Facilities Rev.:
Series 2018 AA, 3.45% 4/4/24, VRDN (c)	20,955	20,955
Series 2018 Z, 3.48% 4/4/24, VRDN (c)	17,955	17,955
Montgomery County Hosp. Rev. Series 2019 B, 3.45% 4/4/24, LOC PNC Bank NA, VRDN (c)	40,970	40,970
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.55% 4/4/24, VRDN (c)	21,960	21,960
Ohio Higher Edl. Facility Commission Rev. Series 2013 B1, 3.62% 4/4/24, VRDN (c)	4,900	4,900
Ohio Hosp. Facilities Rev. Series 2019 D1, 3.62% 4/4/24, VRDN (c)	15,160	15,160
Ohio Hosp. Rev. Series 2021 D, 3.6% 4/4/24, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 3.6% 4/4/24, VRDN (c)	11,175	11,175
Ohio Spl. Oblig. Series 2022 B, 3.55% 4/4/24, VRDN (c)	26,700	26,700
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II) Series 2023 D1, 3.65% 4/4/24, VRDN (c)	93,205	93,205
TOTAL OHIO		479,520
Pennsylvania - 2.3%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 2020 D, 3.65% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	17,990	17,990
Series 2022 E, 3.65% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	4,500	4,500
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 3.5% 4/4/24, LOC PNC Bank NA, VRDN (c)	7,400	7,400
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.5% 4/4/24, LOC Bank of America NA, VRDN (c)	96,780	96,780
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 3.62% 4/4/24, LOC Bank of America NA, VRDN (c)	24,700	24,700
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Eighth Series B, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Fifth Series A2, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	5,125	5,125
Series 2009 C, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	5,610	5,610
Series 2009 D, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	1,950	1,950
Philadelphia Gen. Oblig. Series 2009 B, 3.4% 4/4/24, LOC Barclays Bank PLC, VRDN (c)	20,775	20,775
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.47% 4/4/24, LOC Fannie Mae, VRDN (c)	4,000	4,000
TOTAL PENNSYLVANIA		195,030
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 3.65% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	21,885	21,885
Texas - 8.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 3.45% 4/4/24, VRDN (c)	34,400	34,400
Series 2014 D, 3.45% 4/4/24, VRDN (c)	27,975	27,975
Series 2016 C, 3.45% 4/4/24, VRDN (c)	50,420	50,420
Series 2016 D, 3.45% 4/4/24, VRDN (c)	22,910	22,910
Series 2019 E, 3.45% 4/4/24, VRDN (c)	9,000	9,000
Series 2019 F, 3.45% 4/4/24, VRDN (c)	29,300	29,300
Harris County Hosp. District Rev. Series 2010, 3.47% 4/4/24, LOC JPMorgan Chase Bank, VRDN (c)	10,675	10,675
Houston Util. Sys. Rev.:
Series 2004 B2, 3.5% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	28,455	28,455
Series 2004 B3, 3.5% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,650	7,650
Series 2004 B4, 3.5% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,300	21,300
Series 2004 B5, 3.5% 4/4/24 (Liquidity Facility UBS AG), VRDN (c)	68,390	68,390
Series 2004 B6, 3.5% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	27,640	27,640
Port Arthur Navigation District Exempt Facilities:
(Total Petroleum Proj.) Series 2010, 3.81% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	44,800	44,800
(Var-Total Petrochemicals Proj.) Series 2009, 3.7% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.81% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	38,940	38,940
Series 2012, 3.5% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	43,700	43,700
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.7% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.7% 4/4/24 (TotalEnergies SE Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 3.55% 4/4/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	2,400	2,400
Series 2008 C3, 3.55% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	21,100	21,100
Series 2008 C4, 3.55% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	7,820	7,820
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 3.75% 4/4/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	52,620	52,620
Series 2011 B, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	15,370	15,370
Series 2012 B, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,835	13,835
Series 2013 A, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,600	7,600
Series 2013 B, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	38,370	38,370
Series 2014 A, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	31,885	31,885
Series 2015 A, 3.75% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	6,745	6,745
Series 2019, 3.6% 4/4/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	43,020	43,020
Univ. of Texas Board of Regents Sys. Rev. Series 2007 B, 3.41% 4/4/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	13,205	13,205
TOTAL TEXAS		728,525
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.15% 4/4/24, VRDN (c)	27,300	27,300
Virginia - 1.2%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 3.48% 4/4/24, VRDN (c)	6,975	6,975
Series 2016 C, 3.48% 4/4/24, VRDN (c)	8,975	8,975
Harrisonburg Econ. Dev. A Series 2023, 3.65% 4/4/24, LOC U.S. Bank NA, Cincinnati, VRDN (c)	25,400	25,400
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Series 2016 B, 3.7% 4/4/24, VRDN (c)	11,130	11,130
Series 2016, 3.55% 4/4/24, VRDN (c)	19,045	19,045
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 A, 3.47% 4/4/24, LOC PNC Bank NA, VRDN (c)	28,600	28,600
TOTAL VIRGINIA		100,125
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.55% 4/4/24, LOC Bank of America NA, VRDN (c)	14,400	14,400
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 3.92% 4/4/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	16,200	16,200
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 3.45% 4/4/24, LOC Fannie Mae, VRDN (c)	3,205	3,205
TOTAL WASHINGTON		33,805
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 3.42% 4/4/24, LOC TD Banknorth, NA, VRDN (c)	16,845	16,845
Wisconsin - 0.6%
Wisconsin Hsg. & Econ. Dev. Auth.:
2019 Series B, 3.42% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	4,600	4,600
Series 2021 B, 3.43% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	23,600	23,600
Series 2022 B, 3.43% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	22,500	22,500
TOTAL WISCONSIN		50,700
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,168,875)		4,168,875

Tender Option Bond - 21.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series ZF 13 98, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,965	1,965
Black Belt Energy Gas District Participating VRDN:
Series XM 11 44, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,250	6,250
Series XM 11 50, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,950	8,950
Series ZL 04 87, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,125	2,125
Series ZL 05 08, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,590	8,590
Series ZL 05 09, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,515	4,515
Series ZL 05 18, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,335	3,335
Energy Southeast Ala Coop. District Participating VRDN Series XM 11 39, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,900	5,900
Jefferson County Swr. Rev. Participating VRDN Series XL 05 31, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,500	4,500
Southeast Alabama Gas Supply District Participating VRDN Series XF 16 94, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,125	3,125
Southeast Energy Auth. Coop. Dis Participating VRDN Series XM 11 35, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Southeast Energy Auth. Rev. Participating VRDN Series ZL 04 68, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,340	2,340
TOTAL ALABAMA		55,595
Arizona - 0.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.57% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,050	1,050
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	300	300
Jefferson County Ala Board Ed. Pubs Participating VRDN Series YX 13 19, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,025	2,025
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,200	1,200
TOTAL ARIZONA		4,575
California - 0.4%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 3.7% 5/2/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,665	4,665
California State Univ. Rev. Participating VRDN:
Series 2022 XX 12 63, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,750	3,750
Series XM 11 40, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,075	8,075
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,399	2,399
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series XX 12 68, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,795	2,795
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN Series XX 12 75, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,685	2,685
Univ. of California Revs. Participating VRDN:
Series 2022 XX 12 58, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
Series Floaters YX 10 98, 3.47% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,600	7,600
TOTAL CALIFORNIA		35,969
Colorado - 0.4%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.48% 4/4/24 (Liquidity Facility UBS AG) (c)(f)(g)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 XM 10 28, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,000	4,000
Series 2023, 3.75% 5/2/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	12,900	12,900
Series XF 16 19, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Series XG 02 51, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	720	720
Series XM 08 29, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,400	4,400
Series XM 09 97, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,665	4,665
Series XM 11 24, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,345	2,345
TOTAL COLORADO		35,935
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	8,000	8,000
Series Floaters 014, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	28,355	28,355
Series Floaters 016, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	25,000	25,000
Series Floaters YX 10 95, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
Series XM 10 35, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,705	2,705
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series YX 12 91, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,100	8,100
TOTAL CONNECTICUT		76,160
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series Floaters E 108, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,975	2,975
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	9,475	9,475
Series XF 09 19, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,355	1,355
Series XG 02 67, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,715	1,715
TOTAL DISTRICT OF COLUMBIA		15,520
Florida - 1.2%
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.55% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,700	7,700
Series ZL 05 32, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	8,100	8,100
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,200	5,200
County of Broward Tourist Dev. Tax Rev. Participating VRDN:
Series XL 04 12, 3.53% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,000	4,000
Series XL 04 29, 3.56% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,415	1,415
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,265	4,265
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,815	7,815
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,130	5,130
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	7,400	7,400
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series XF 30 80, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Series XM 11 22, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	13,900	13,900
Series XX 12 71, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.55% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,630	6,630
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,285	5,285
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	200	200
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.52% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,435	7,435
Tampa Health Sys. Rev. Participating VRDN:
Series 2022 ZF 14 10, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,625	2,625
Series XF 31 46, 3.5% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,315	2,315
TOTAL FLORIDA		101,415
Georgia - 1.5%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	170	170
Series XX 12 80, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,000	10,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	30,695	30,695
Series Floaters E 107, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	15,400	15,400
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.55% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,130	2,130
Georgia Gen. Oblig. Participating VRDN Series 2023 D7, 3.47% 4/4/24 (Liquidity Facility Citibank NA) (c)(f)(g)	9,375	9,375
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 31 06, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,085	8,085
Series XG 04 70, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	8,150	8,150
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,705	22,705
Series XF 16 01, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,800	6,800
Series XM 11 34, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Series XM 11 36, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,700	2,700
Series ZF 16 55, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,105	3,105
Series ZF 16 59, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,110	2,110
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,305	5,305
TOTAL GEORGIA		130,730
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Participating VRDN Series XG 05 65, 3.5% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,150	2,150
Illinois - 3.7%
Chicago Board of Ed. Participating VRDN:
Series Floaters XG 02 17, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,625	5,625
Series XG 04 69, 3.51% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,260	3,260
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,545	2,545
Series 2022 XF 30 45, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	31,330	31,330
Series Floaters XL 01 05, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,380	8,380
Series XX 12 64, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	18,710	18,710
Series XX 12 65, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,660	2,660
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	560	560
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,685	8,685
Illinois Fin. Auth. Participating VRDN:
Series BAML 50 45, 3.53% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	30,850	30,850
Series BAML 50 47, 3.53% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	44,900	44,900
Series XG 04 31, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,700	1,700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 3.55% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,745	4,745
Series 17 XM 0492, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,265	12,265
Series 2022 ZL 03 54, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,500	2,500
Series Floaters 017, 3.75% 5/2/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	18,800	18,800
Series XF 07 11, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,900	9,900
Series XF 15 40, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,500	2,500
Series YX 12 26, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,575	4,575
Series YX 13 26, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,395	3,395
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,595	10,595
Series XL 02 60, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,700	3,700
Series XM 07 59, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,600	1,600
Series XM 10 48, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	4,500	4,500
Series XM 10 49, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	10,100	10,100
Series XX 11 41, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,560	1,560
Illinois Hsg. Dev. Auth. Participating VRDN Series 2023, 3.48% 4/4/24 (Liquidity Facility Citibank NA) (c)(f)(g)	2,500	2,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series XF 16 23, 3.51% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,000	3,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 3.51% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,665	4,665
Series Floaters ZF 03 73, 3.51% 4/2/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,525	9,525
Series XF 15 33, 3.51% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,700	2,700
Series ZL 03 32, 3.51% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,310	1,310
JPMorgan Chase Bank Participating VRDN Series ZF 13 88, 3.51% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.57% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,120	2,120
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	41,700	41,700
TOTAL ILLINOIS		319,460
Indiana - 0.0%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Iowa - 0.2%
Iowa Fin. Auth. Rev. Participating VRDN Series BC 240 03, 3.7% 5/2/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	15,000	15,000
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 05 22, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,250	4,250
TOTAL IOWA		19,250
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,400	5,400
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.55% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	4,500	4,500
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XM 11 41, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 23, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	440	440
Series XF 31 81, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,200	2,200
Kentucky, Inc. Pub. Energy Participating VRDN:
Series XF 16 83, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,760	4,760
Series XG 05 56, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	1,875	1,875
TOTAL KENTUCKY		16,775
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series YX 12 95, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,605	8,605
Maryland - 0.1%
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.49% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	12,020	12,020
Michigan - 0.5%
Holly Area School District Participating VRDN Series XG 04 86, 3.5% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,755	6,755
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.55% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,010	1,010
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 04 65, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	10,635	10,635
Series XG 05 03, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,635	6,635
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,185	2,185
Series XG 04 33, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,800	4,800
Series ZF 30 32, 3.48% 4/4/24 (Liquidity Facility UBS AG) (c)(f)(g)	2,560	2,560
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series XF 15 81, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	2,400	2,400
Series XL 04 67, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,000	2,000
Monroe Mich Pub. Schools Participating VRDN Series XF 16 93, 3.5% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,000	3,000
TOTAL MICHIGAN		41,980
Minnesota - 0.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,900	4,900
Missouri - 1.2%
Kansas City Spl. Oblig. Participating VRDN:
Series XG 03 61, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,090	6,090
Series YX 11 93, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	9,115	9,115
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	22,500	22,500
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 3.65%, tender 6/3/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,900	2,900
Participating VRDN:
Series Floaters 14, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	53,110	53,110
Series Floaters C17, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,200	5,200
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,000	6,000
TOTAL MISSOURI		104,915
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	480	480
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN Series ZL 04 80, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	3,275	3,275
Clark County Hwy. Impt. Rev. Participating VRDN Series XG 04 94, 3.48% 4/4/24 (Liquidity Facility UBS AG) (c)(f)(g)	3,995	3,995
Clark County School District Participating VRDN Series XF 14 73, 3.57% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,235	2,235
Clark County Wtr. Reclamation District Participating VRDN Series XF 15 85, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,400	6,400
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series XG 05 29, 3.27% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,620	5,620
Series ZF 31 55, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	4,750	4,750
TOTAL NEVADA		26,275
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,400	3,400
Series YX 12 87, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,725	2,725
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.7% 5/2/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	29,300	29,300
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,500	7,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,115	8,115
Series XF 15 57, 3.48% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,435	3,435
Series XF 16 75, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,170	3,170
Series YX 12 68, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,800	5,800
TOTAL NEW JERSEY		63,445
New York - 1.3%
New York City Gen. Oblig. Participating VRDN:
Series Floaters E87, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,200	8,200
Series Floaters E88, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Series Floaters XM 07 06, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	1,900	1,900
Series XF 13 08, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,520	2,520
Series XF 13 27, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,000	4,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	22,800	22,800
Series XF 13 36, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,200	6,200
Series XF 30 66, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,500	2,500
Series XF 30 71, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,670	2,670
Series XF 31 60, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,750	3,750
Series XL 05 38, 3.66% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,090	2,090
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 78, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,600	2,600
Series XF 30 00, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	35,095	35,095
Triborough Bridge & Tunnel Auth. Participating VRDN Series XF 13 32, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,090	12,090
TOTAL NEW YORK		108,415
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XF 16 03, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,940	2,940
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,720	10,720
TOTAL NORTH CAROLINA		13,660
North Dakota - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,550	6,550
North Dakota Hsg. Fin. Agcy. Participating VRDN Series XG 05 59, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,595	5,595
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series XF 16 96, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,440	4,440
TOTAL NORTH DAKOTA		16,585
Ohio - 0.6%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,010	8,010
Series Floaters XF 25 16, 3.54% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,600	3,600
Brunswick Ohio City School District Participating VRDN Series XF 15 47, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,750	2,750
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.55% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	955	955
Cuyahoga County Hosp. Rev. Participating VRDN Series Floater BAML 23 5043, 3.52% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,900	2,900
Franklin County Hosp. Facilities Rev. Participating VRDN Series XG 05 07, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,810	2,810
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XG 05 25, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,775	6,775
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	14,685	14,685
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XF 31 14, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,875	2,875
Ohio Hosp. Rev. Participating VRDN Series C18, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,100	2,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,660	3,660
Series XF 31 45, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,155	3,155
TOTAL OHIO		54,275
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,300	3,300
Oregon - 0.1%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,330	1,330
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,460	9,460
TOTAL OREGON		10,790
Pennsylvania - 0.8%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,800	1,800
Cumberland County Muni. Auth. Rev. Participating VRDN Series YX 12 73, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,985	5,985
Geisinger Auth. Health Sys. Rev. Participating VRDN Series XG 04 68, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,760	6,760
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.53% 5/2/24 (Liquidity Facility Bank of America NA) (c)(f)(g)(h)	11,435	11,435
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series XF 15 25, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,860	2,860
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	840	840
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,700	2,700
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	835	835
Series XX 10 44, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,365	6,365
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,320	6,320
Series XF 16 06, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,400	4,400
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN:
Series XL 01 04, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	4,320	4,320
Series ZL 05 12, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,335	3,335
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series 2022 XG 04 12, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,115	3,115
Series XM 10 57, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,600	3,600
TOTAL PENNSYLVANIA		64,670
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,865	2,865
South Carolina - 0.7%
Patriots Energy Group Fing. Agcy. Participating VRDN:
Series XG 05 39, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Series XM 11 43, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Series ZF 16 70, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,295	5,295
Series ZF 16 71, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,500	2,500
Series ZL 05 15, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)(h)	2,830	2,830
Series ZL 05 25, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,300	3,300
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series XF 15 31, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,635	4,635
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,135	1,135
Series XF 15 48, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Series YX 12 69, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	27,035	27,035
TOTAL SOUTH CAROLINA		58,730
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,625	5,625
Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,700	6,700
Series Floaters XG 01 94, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,535	5,535
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,875	5,875
Tennessee Energy Acquisition Corp. Participating VRDN Series ZF 16 58, 3.5% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,470	2,470
TOTAL TENNESSEE		20,580
Texas - 2.4%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,600	6,600
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series XF 31 12, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,000	8,000
Series XG 05 34, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,330	5,330
Crowley Independent School Dis Participating VRDN Series XG 05 13, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,395	6,395
Denton Independent School District Participating VRDN:
Series XF 15 52, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,000	4,000
Series XF 31 28, 3.47% 4/4/24 (Liquidity Facility UBS AG) (c)(f)(g)	5,150	5,150
Series XF 31 39, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Series XF 31 65, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	8,000	8,000
Series ZF 16 74, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,240	3,240
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.65%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)(g)	2,700	2,700
Forney Independent School District Participating VRDN Series 2022 XL 03 62, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,770	2,770
Goose Creek Consolidated Independent School District Participating VRDN Series XM 10 56, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,750	3,750
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,430	8,430
Katy Independent School District Participating VRDN Series XF 31 16, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,000	8,000
Lamar Consolidated Independent School District Participating VRDN:
Series XF 16 57, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,100	3,100
Series XF 31 31, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,000	7,000
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,750	3,750
North Ft. Bend Wtr. Auth. Participating VRDN Series 2022 XF 30 23, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,620	7,620
Northwest Independent School District Participating VRDN Series XF 15 76, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,675	2,675
Princeton Independent School District Participating VRDN Series XF 31 92, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,125	3,125
Red Oak Independent School District Participating VRDN Series XG 05 12, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,385	3,385
Royse City Independent School District Participating VRDN Series XF 16 08, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,200	3,200
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series XF 14 47, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Series XF 31 36, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,105	10,105
Spring Tex Independent School District Participating VRDN Series XF 30 89, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,630	4,630
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	10,320	10,320
Series XL 03 60, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,745	2,745
Series ZF 16 68, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,260	2,260
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Tender Option Bond Trust Receipts Participating VRDN Series ZF 32 01, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,890	2,890
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 3.6%, tender 4/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(d)(f)(g)	3,600	3,600
Participating VRDN:
Series 2022 XM 1066, 3.47% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	9,380	9,380
Series Floaters XF 25 57, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,600	5,600
Series Floaters XF 27 30, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,310	4,310
Series Floaters XG 02 11, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	10,000	10,000
Series XF 16 64, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Series XM 10 82, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,000	5,000
Waxahachie Independent School District Participating VRDN Series XF 15 53, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,560	4,560
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 3.48% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	4,000	4,000
TOTAL TEXAS		201,620
Utah - 0.0%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,435	2,435
Virginia - 0.8%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,200	4,200
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	7,136	7,136
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XM 11 49, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,000	5,000
Series ZL 02 67, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,250	2,250
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.49% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,000	5,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.55% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	31,320	31,320
Univ. of Virginia Gen. Rev. Participating VRDN Series XG 04 08, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,375	3,375
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)(h)	6,955	6,955
TOTAL VIRGINIA		65,236
Washington - 1.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series G 123, 3.65%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(f)(g)	2,000	2,000
Participating VRDN Series XM 11 01, 3.46% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,245	3,245
CommonSpirit Health Participating VRDN Series XF 1017, 3.68% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Multicare Health Sys. Participating VRDN Series E 153, 3.48% 4/4/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	20,940	20,940
Three Rivs Wash Reg'l. Wastewate Participating VRDN Series 2023, 3.57% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,420	1,420
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	19,715	19,715
Series XG 02 87, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,100	2,100
Washington Gen. Oblig. Participating VRDN:
Series ZF 31 73, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,000	5,000
Series ZL 04 90, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,665	1,665
Series ZL 04 91, 3.48% 4/4/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,665	1,665
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 3.5% 4/4/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,165	3,165
Series XF 15 14, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,015	4,015
Series XF 30 62, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,300	1,300
Series XG 04 75, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,290	5,290
Series XG 04 81, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,905	3,905
TOTAL WASHINGTON		81,425
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 3.49% 4/4/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,525	5,525
Wisconsin - 0.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 3.48% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,820	6,820
Series Floaters XF 25 41, 3.48% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,000	10,000
Series XL 04 83, 3.48% 4/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,250	2,250
TOTAL WISCONSIN		23,070
TOTAL TENDER OPTION BOND (Cost $1,824,360)		1,824,360

Other Municipal Security - 17.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.0%
Alabama Fed. Aid Hwy. Fin. Auth. Bonds Series 2015, 4% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	2,025	2,026
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2017 D, 5% 7/1/24	540	542
California - 1.5%
California Gen. Oblig. Series 2024 A2, 3.55% 6/12/24, LOC Royal Bank of Canada, CP	30,000	30,000
Univ. of California Revs. Series 2024:
3.5% 8/5/24, CP	36,200	36,200
3.53% 7/25/24, CP	29,000	29,000
3.65% 7/25/24, CP	16,500	16,500
3.65% 7/25/24, CP	16,200	16,200
TOTAL CALIFORNIA		127,900
Colorado - 0.1%
Colorado Ed. Ln. Prog. TRAN Series 2023 A, 5% 6/28/24	5,010	5,023
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds Series 2022 D, 5% 9/15/24	900	905
Danbury Gen. Oblig. BAN Series 2024, 5% 9/24/24 (b)	24,000	24,155
TOTAL CONNECTICUT		25,060
Florida - 0.5%
Broward County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 7/1/24	1,775	1,780
Broward County School District TAN Series 2023, 5% 6/28/24	2,630	2,637
Florida Local Govt. Fin. Cmnty. Series 2024 A1, 3.5% 4/2/24, LOC JPMorgan Chase Bank, CP	13,900	13,900
Martin County Health Facilities Bonds Series 2015, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	600	605
Miami-Dade County School Board Ctfs. of Prtn. Bonds:
Series 2015 A, 5% 5/1/24	4,375	4,378
Series 2015 B, 5% 5/1/24	700	701
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	6,190	6,205
Orlando Fla Contract Tourist D Bonds Series 2014 A:
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	2,620	2,622
5.25% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	1,920	1,922
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 3.75%, tender 10/24/24 (c)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 3.7%, tender 10/24/24 (c)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.75%, tender 10/24/24 (c)(e)	5,300	5,300
TOTAL FLORIDA		44,850
Georgia - 0.3%
Clarke County Hosp. Auth. Bonds (Piedmont Heatlhcare, Inc. Proj.) Series 2016 A, 5% 7/1/24	730	732
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (c)	2,000	2,003
Fulton County Dev. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2016 A, 5% 7/1/24	1,950	1,956
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B, 3.45% 6/5/24, LOC TD Banknorth, NA, CP	10,800	10,800
Houston County Hosp. Auth. Rev. Bonds:
Series 2016 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	2,260	2,260
Series 2016 B, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100) (c)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Bonds (The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	1,165	1,165
TOTAL GEORGIA		21,416
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 3.7%, tender 5/1/24 (c)	7,400	7,400
Illinois - 0.8%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Bonds Series 2021 C, 5% 12/1/24	815	821
Cook County Gen. Oblig. Bonds Series 2022 A, 5% 11/15/24	2,790	2,816
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.78%, tender 10/24/24 (c)(e)	600	600
Series 2014 A, 5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	500	503
Series 2014:
5% 8/1/24	955	959
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	2,000	2,010
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,880	1,890
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	4,620	4,636
Series 2016 A, 5% 8/15/24 (Escrowed to Maturity)	2,185	2,196
Illinois Gen. Oblig. Bonds:
Series 2016, 5% 6/1/24	5,475	5,483
Series 2017 D, 5% 11/1/24	16,120	16,217
Series 2018 A, 4% 5/1/24	660	660
Series 2018 B, 5% 10/1/24	610	614
Series 2019 A, 5% 11/1/24	1,000	1,004
Series 2021 A, 5% 12/1/24	445	449
Series 2023 C, 5% 5/1/24	1,125	1,126
Series 2023 D, 5% 7/1/24	1,620	1,625
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (c)	18,600	18,600
Illinois Reg'l. Trans. Auth. Bonds Series 2017 A, 5% 7/1/24	745	747
Illinois Sales Tax Rev. Bonds Series 2016 C, 4% 6/15/24	1,610	1,610
TOTAL ILLINOIS		64,566
Kansas - 0.0%
Johnson County Unified School District # 233 Bonds Series 2016 A, 4% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	500	501
Wichita Gen. Oblig. BAN Series 2023, 5% 10/15/24	995	1,003
TOTAL KANSAS		1,504
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2015, 5% 8/1/24	1,850	1,858
Series 2016 B, 5% 11/1/24	1,000	1,009
Series B, 5% 8/1/24	2,645	2,656
TOTAL KENTUCKY		5,523
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2014 B:
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	655	656
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	680	681
Louisiana Pub. Facilities Auth. Rev. Bonds (Hurricane Recovery Prog.) Series 2014:
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	530	531
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	400	401
TOTAL LOUISIANA		2,269
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2014:
5% 7/1/24 (Escrowed to Maturity)	500	502
5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	1,290	1,293
5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	5,500	5,515
5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	1,320	1,325
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 3.75%, tender 6/3/24 (c)	5,600	5,600
TOTAL MARYLAND		14,235
Massachusetts - 0.2%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24	8,788	8,840
Chicopee Gen. Oblig. BAN Series 2023, 5% 6/13/24	3,929	3,938
Southbridge BAN Series 2023, 5% 5/31/24	5,000	5,010
TOTAL MASSACHUSETTS		17,788
Michigan - 1.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.7%, tender 10/24/24 (c)(e)	2,715	2,715
Michigan Bldg. Auth. Rev. Series 2024, 3.7% 4/25/24, LOC JPMorgan Chase Bank, CP	74,300	74,300
Michigan Fin. Auth. Rev. Bonds:
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	530	531
Series 2013 M1, 3.75%, tender 6/3/24 (c)	2,100	2,100
Series 2015 A:
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,380	1,386
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	370	372
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	300	301
Series 2022 A, 5% 4/15/24	2,090	2,091
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2005 A3, 4% 11/1/24	275	276
Series 2010 F3, 4%, tender 7/1/24 (c)	710	711
TOTAL MICHIGAN		84,783
Minnesota - 0.0%
Minnesota Gen. Oblig. Bonds:
Series 2019 B, 5% 8/1/24	1,000	1,004
Series 2021 A, 5% 9/1/24	750	753
Series 2023 D, 5% 8/1/24	530	532
TOTAL MINNESOTA		2,289
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2023 A, 3.7% 4/2/24, CP	9,950	9,950
Series 2024 A:
3.57% 6/4/24, CP	5,300	5,300
3.6% 7/1/24, CP	7,500	7,500
TOTAL NEBRASKA		22,750
Nevada - 0.1%
Clark County School District Bonds:
Series 2016 A, 5% 6/15/24	3,380	3,388
Series 2016 C, 5% 6/15/24	1,085	1,087
Series 2016 E, 5% 6/15/24	960	962
Series 2017 A, 5% 6/15/24	1,250	1,253
Series 2017 C, 5% 6/15/24	570	571
Series 2020 A, 3% 6/15/24	575	574
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series 2021 C, 5% 6/1/24	2,685	2,690
TOTAL NEVADA		10,525
New Jersey - 1.1%
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed)	15,800	15,825
Branchburg Township BAN Series 2023, 5% 10/10/24	6,300	6,336
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	11,233	11,261
East Brunswick Township Gen. Oblig. BAN Series 2023, 5% 7/17/24	24,500	24,599
Florence Township BAN Series 2023, 5% 5/31/24	6,782	6,798
Freehold Township BAN Series 2023, 5% 10/23/24	17,745	17,842
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	4,800	4,812
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2018 A, 5% 9/1/24	500	503
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2004 A, 5.75% 6/15/24	525	527
Series 2006 C, 0% 12/15/24	1,000	974
Series 2013 A, 5% 6/15/24	485	486
Series 2023 A, 5% 6/15/24	360	361
Tenafly BAN Series 2023, 4.25% 5/24/24	7,100	7,108
Woolwich Township BAN Series 2023, 5% 5/23/24	2	2
TOTAL NEW JERSEY		97,434
New York - 1.2%
Commack Union Free School District TAN Series 2023, 5% 6/26/24	9,000	9,019
Half Hollow Hills Central School District of Huntington & Babylon TAN Series 2023, 4.5% 6/25/24	32,600	32,640
Hempstead Town Gen. Oblig. BAN Series 2023, 5% 5/24/24	7	7
Horseheads Central School District BAN Series 2023, 4.75% 6/21/24	11,451	11,479
Lancaster Central School District BAN Series 2023, 5% 6/7/24	12,540	12,569
Saratoga County Gen. Oblig. BAN Series 2023, 5% 9/20/24	26,275	26,432
Webster Town BAN Series 2023, 5% 8/28/24	11,300	11,358
TOTAL NEW YORK		103,504
North Carolina - 0.0%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Bonds Series 2022 48, 5% 7/1/24	700	702
Ohio - 0.4%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2023, 4.5% 6/21/24 (Ohio Gen. Oblig. Guaranteed)	2,470	2,474
Bowling Green City School District BAN Series 2023, 4.75% 6/3/24	3,600	3,606
Columbus Gen. Oblig. Bonds Series 2017 A, 4% 4/1/24	1,060	1,060
Dublin City School District BAN Series 2023, 5% 12/18/24	2,650	2,673
Franklin County Rev. Bonds Series 2013 OH, 3.7%, tender 5/1/24 (c)	11,300	11,300
Hamilton Gen. Oblig. BAN Series 2023, 4.5% 12/19/24 (Ohio Gen. Oblig. Guaranteed)	3,600	3,622
Ohio Gen. Oblig. Bonds Series 2014 R:
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	675	676
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	820	821
Springfield Gen. Oblig. BAN Series 2024, 4.125% 3/27/25 (Ohio Gen. Oblig. Guaranteed) (h)	2,915	2,933
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	2,300	2,304
Yellow Springs Exempted Village School District BAN Series 2023, 5% 6/12/24 (Ohio Gen. Oblig. Guaranteed)	5,300	5,313
TOTAL OHIO		36,782
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Series 2024 A, 3.58% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	20,650	20,650
Oregon - 0.0%
Beaverton School District Bonds:
Series 2014 B, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	1,400	1,403
Series 2022 B, 5% 6/15/24 (Oregon Gen. Oblig. Guaranteed)	1,680	1,684
Salem Hosp. Facility Auth. Rev. Bonds (Salem Health Projs.) Series 2019 A, 5% 5/15/24	330	330
TOTAL OREGON		3,417
Pennsylvania - 0.1%
Commonwealth Fing. Auth. Rev. Bonds Series 2015 B1, 5% 6/1/24	950	951
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/24	2,020	2,024
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series 2015 A, 5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	650	652
TOTAL PENNSYLVANIA		3,627
South Carolina - 0.5%
Anderson County School District No. 004 BAN Series 2024, 4% 3/27/25	35,400	35,575
Berkeley County School District Bonds Series 2023 A, 5% 5/30/24	3,165	3,172
Charleston County School District:
BAN (Sales Tax Projs. - Phase V) Series 2023 B, 5% 5/9/24	1,020	1,021
TAN Series 2023, 4.5% 4/1/24	825	825
Greenville County School District Bonds Series 2023 B, 5% 6/25/24	2,355	2,361
TOTAL SOUTH CAROLINA		42,954
Tennessee - 0.2%
Memphis Gen. Oblig. Series 2024 A, 3.5% 6/4/24 (Liquidity Facility TD Banknorth, NA), CP	17,600	17,600
Texas - 7.4%
Austin Elec. Util. Sys. Rev. Series 2024 A:
3.59% 6/17/24 (Liquidity Facility JPMorgan Chase Bank), CP	20,100	20,100
3.7% 6/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	37,300	37,300
3.7% 6/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	7,600	7,600
3.7% 6/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	13,800	13,800
3.7% 6/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	2,100	2,100
Dallas Independent School District Bonds Series 2014 A, 5% 8/15/24 (Pre-Refunded to 8/15/24 @ 100)	490	492
Fort Bend Independent School District:
Bonds Series 2022 A, 5% 8/15/24 (Permanent School Fund of Texas Guaranteed)	1,200	1,206
Series 2024:
3.6% 4/10/24 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
3.6% 4/10/24 (Liquidity Facility JPMorgan Chase Bank), CP	12,700	12,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2014 A, 5% 12/1/24	1,200	1,212
Series 2023 B2, 3.7% tender 4/1/24, CP mode	27,625	27,625
Series 2024 B1, 3.52% tender 6/3/24, CP mode	22,700	22,700
Harris County Gen. Oblig.:
Series 2024 D:
3.7% 6/11/24 (Liquidity Facility JPMorgan Chase Bank), CP	10,100	10,100
3.75% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), CP	7,620	7,620
Series 2024 D2:
3.55% 6/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,500	6,500
3.65% 5/3/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,150	3,150
Series 2024 K2, 3.5% 4/18/24, LOC Barclays Bank PLC, CP	2,630	2,630
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024 A, 3.65% 5/24/24, CP	7,000	7,000
Houston Util. Sys. Rev. Bonds Series 2014 C, 5% 5/15/24	1,565	1,567
Leander Independent School District Bonds:
Series 2014 C:
0% 8/15/24 (Pre-Refunded to 8/15/24 @ 25.261)	1,335	335
0% 8/15/24 (Pre-Refunded to 8/15/24 @ 32.395)	6,700	2,187
Series 2022, 5% 8/15/24 (Permanent School Fund of Texas Guaranteed)	1,200	1,205
Lower Colorado River Auth. Rev. Series 2023, 3.7% 4/16/24, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	35,400	35,400
New Hope Cultural Ed. Facilities Fin. Corp. Bonds (CHF - Collegiate Hsg. Stephenville II, L.L.C. - Tarleton State Univ. Proj.) Series 2014 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	1,335	1,335
Red Riv Health Facilities Dev. Corp. T Bonds (MRC The Crossings Proj.) Series 2014 A, 7.75% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,815	1,859
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.78%, tender 10/24/24 (c)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 3.78%, tender 10/24/24 (c)(e)	2,400	2,400
Texas A&M Univ. Rev.:
Bonds Series 2016 E, 5% 5/15/24	610	611
Series 2024 B:
3.6% 6/3/24, CP	12,900	12,900
3.6% 6/5/24, CP	18,000	18,000
Texas Pub. Fin. Auth. Rev. Series 2024 B, 3.65% 5/8/24 (Liquidity Facility Texas Gen. Oblig.), CP	39,775	39,775
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A:
5% 4/1/24	1,330	1,330
5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	750	750
5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	2,130	2,130
Texas Wtr. Dev. Board Rev. Bonds:
Series 2018 B, 5% 10/15/24	950	955
Series 2022, 5% 8/1/24	640	643
Univ. of Texas Board of Regents Sys. Rev.:
Series 2023 A:
3.65% 4/3/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,000	18,000
3.65% 4/4/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,000	18,000
3.7% 4/23/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,200	7,200
3.7% 4/24/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,100	18,100
3.7% 4/25/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,600	3,600
Series 2024 A:
3.45% 9/19/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.45% 9/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,700	9,700
3.45% 10/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
3.48% 10/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
3.48% 10/18/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,500	3,500
3.5% 8/13/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,700	13,700
3.5% 8/14/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
3.5% 10/17/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,250	4,250
3.52% 7/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.52% 7/17/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,800	11,800
3.52% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,900	17,900
3.53% 7/2/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.53% 7/10/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.55% 6/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.55% 6/21/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.55% 8/2/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,650	10,650
3.55% 8/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,100	8,100
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,400	7,400
3.58% 5/28/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2024 A:
3.5% 6/25/24, CP	7,200	7,200
3.53% 5/15/24, CP	18,000	18,000
3.6% 5/21/24, CP	10,900	10,900
TOTAL TEXAS		636,217
Utah - 0.1%
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (c)	625	626
Series 2020 B1, 5%, tender 8/1/24 (c)	2,935	2,949
TOTAL UTAH		3,575
Washington - 0.2%
King County Gen. Oblig. Series 2024 A, 3.55% 5/10/24, CP	18,000	18,000
Wisconsin - 0.8%
Madison Metropolitan School District TRAN Series 2023, 5% 9/3/24	15,100	15,175
Wisconsin Clean Wtr. Rev. Bonds:
Series 2015 1:
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	3,305	3,311
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	810	811
Series 2016 1:
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	350	350
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	900	902
Wisconsin Gen. Oblig.:
Bonds:
Series 2015 1, 5% 5/1/24	235	235
Series 2015 C, 5% 5/1/24	405	405
Series 2024:
3.7% 11/12/24, CP	17,200	17,200
3.8% 12/2/24, CP	18,200	18,200
3.8% 12/10/24, CP	10,254	10,254
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B1, 4% 11/15/24	680	679
Series 2018 B, 5%, tender 1/29/25 (c)	2,290	2,316
TOTAL WISCONSIN		69,838
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,514,749)		1,514,749

Investment Company - 11.4%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 3.59% (i)(j) (Cost $972,777)	972,427	972,777

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $8,480,761)	8,480,761
NET OTHER ASSETS (LIABILITIES) - 0.8%	72,317
NET ASSETS - 100.0%	8,553,078

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,885,000 or 1.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,600,000 or 0.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.65%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada)	11/01/23	2,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.65%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada)	3/01/24	2,700

Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.69% 4/29/24, VRDN	7/15/20	7,300

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.6%, tender 4/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	3,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.59%	440,577	4,777,699	4,245,499	32,569	-	-	972,777	74.6%
Total	440,577	4,777,699	4,245,499	32,569	-	-	972,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Tax-Exempt Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,507,984)	$7,507,984
Fidelity Central Funds (cost $972,777)	972,777

Total Investment in Securities (cost $8,480,761)		$8,480,761
Receivable for securities sold on a delayed delivery basis		61,000
Receivable for fund shares sold		79,377
Interest receivable		46,186
Distributions receivable from Fidelity Central Funds		2,877
Prepaid expenses		3
Receivable from investment adviser for expense reductions		280
Other receivables		92
Total assets		8,670,576
Liabilities
Payable to custodian bank	$51,847
Payable for investments purchased
Regular delivery	46,569
Delayed delivery	14,743
Payable for fund shares redeemed	2,648
Distributions payable	83
Accrued management fee	973
Distribution and service plan fees payable	4
Other affiliated payables	474
Other payables and accrued expenses	157
Total liabilities		117,498
Net Assets		$8,553,078
Net Assets consist of:
Paid in capital		$8,552,453
Total accumulated earnings (loss)		625
Net Assets		$8,553,078

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($8,509,328 ÷ 8,504,296 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($14,805 ÷ 14,798 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,971 ÷ 3,970 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($24,974 ÷ 24,957 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended March 31, 2024
Investment Income
Interest		$216,268
Income from Fidelity Central Funds		32,569
Total income		248,837
Expenses
Management fee	$10,060
Transfer agent fees	4,311
Distribution and service plan fees	42
Accounting fees and expenses	599
Custodian fees and expenses	63
Independent trustees' fees and expenses	22
Registration fees	373
Audit	41
Legal	4
Miscellaneous	22
Total expenses before reductions	15,537
Expense reductions	(2,552)
Total expenses after reductions		12,985
Net Investment income (loss)		235,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	133
Capital gain distributions from Fidelity Central Funds	19
Total net realized gain (loss)		152
Net increase in net assets resulting from operations		$236,004
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$235,852	$106,876
Net realized gain (loss)	152	(61)
Net increase in net assets resulting from operations	236,004	106,815
Distributions to shareholders	(235,748)	(106,820)

Share transactions - net increase (decrease)	2,240,442	1,847,410
Total increase (decrease) in net assets	2,240,698	1,847,405

Net Assets
Beginning of period	6,312,380	4,464,975
End of period	$8,553,078	$6,312,380

Financial Highlights
Tax-Exempt Portfolio Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.033	.017	- B	.001	.013
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.033	.017	- B	.001	.014
Distributions from net investment income	(.033)	(.017)	- B	(.001)	(.013)
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.033)	(.017)	- B	(.001)	(.014) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	3.33%	1.72%	.03%	.12%	1.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.22%	.22%	.22%	.22%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.10%	.17%	.18%
Expenses net of all reductions	.18%	.18%	.10%	.17%	.18%
Net investment income (loss)	3.28%	1.73%	.03%	.13%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$8,509	$6,275	$4,457	$4,748	$6,568

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio Class II

Years ended March 31,	2024	2023		2022		2021		2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (loss) A	.031	.016		- B		.001		.012
Net realized and unrealized gain (loss) B	-	-		-		-		-
Total from investment operations	.031	.016		- B		.001		.012
Distributions from net investment income	(.031)	(.016)		- B		(.001)		(.012)
Distributions from net realized gain	-	-		-		-		- B
Total distributions	(.031)	(.016)		- B		(.001)		(.012)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return C	3.17%	1.57%		.02%		.06%		1.21%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.37%	.37%		.37%		.37%		.36%
Expenses net of fee waivers, if any	.33%	.33%		.11%		.21%		.33%
Expenses net of all reductions	.33%	.33%		.11%		.21%		.33%
Net investment income (loss)	3.13%	1.58%		.01%		.08%		1.19%
Supplemental Data
Net assets, end of period (in millions)	$15	$17	$	- F	$	- F	$	- F

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than $500,000.

Tax-Exempt Portfolio Class III

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.030	.015	- B	- B	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.030	.015	- B	- B	.011
Distributions from net investment income	(.030)	(.015)	- B	- B	(.011)
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.030)	(.015)	- B	- B	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.07%	1.46%	.01%	.05%	1.11%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.47%	.48%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.13%	.23%	.43%
Expenses net of all reductions	.43%	.43%	.13%	.23%	.43%
Net investment income (loss)	3.04%	1.48%	(.01)%	.07%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$7	$2	$2

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.032	.017	- B	.001	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.032	.017	- B	.001	.013
Distributions from net investment income	(.032)	(.017)	- B	(.001)	(.013)
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.032)	(.017)	- B	(.001)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.28%	1.67%	.02%	.09%	1.31%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.27%	.27%	.27%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.10%	.19%	.23%
Expenses net of all reductions	.23%	.23%	.10%	.19%	.23%
Net investment income (loss)	3.23%	1.68%	.03%	.11%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$25	$15	$1	$3	$3

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended March 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$681
Treasury Portfolio	467
Government Portfolio	1,674
Money Market Portfolio	1,092
Tax-Exempt Portfolio	88

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Treasury Only Portfolio	75,697,747	-	-	-
Treasury Portfolio	62,703,185	-	-	-
Government Portfolio	203,017,889	-	-	-
Money Market Portfolio	128,675,869	-	-	-
Tax-Exempt Portfolio	8,480,761	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Treasury Only Portfolio	-	231	-	-	-
Treasury Portfolio	-	-	-	(82)	-
Government Portfolio	-	279	-	(1,216)	-
Money Market Portfolio	-	500	-	(16)	-
Tax-Exempt Portfolio	624	-	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Treasury Portfolio	-	(82)	(82)
Government Portfolio	-	(1,216)	(1,216)
Money Market Portfolio	(16)	-	(16)

The tax character of distributions paid was as follows:

March 31, 2024
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	2,834,993	2,834,993
Treasury Portfolio	-	3,002,772	3,002,772
Government Portfolio	-	9,467,184	9,467,184
Money Market Portfolio	-	5,846,436	5,846,436
Tax-Exempt Portfolio	235,748	-	235,748

March 31, 2023
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	904,209	904,209
Treasury Portfolio	-	1,014,763	1,014,763
Government Portfolio	-	3,268,145	3,268,145
Money Market Portfolio	-	2,148,294	2,148,294
Tax-Exempt Portfolio	106,820	-	106,820

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees ($)	Retained by FDC ($)
Treasury Only Portfolio:
Class II	3,542	-
Class III	6,749	-
Class IV	4,453	-
Select Class	706	-
	15,450	-
Treasury Portfolio:
Class II	963	-
Class III	9,396	-
Class IV	4,613	-
Select Class	133	-A
	15,105	-
Government Portfolio:
Class II	2,108	-
Class III	13,445	-
Select Class	103	-
	15,656	-
Money Market Portfolio:
Class II	124	-
Class III	51	-
Select Class	29	-
	204	-
Tax-Exempt Portfolio:
Class II	23	-A
Class III	9	-A
Select Class	10	-A
	42	-

A Amount represents less than five hundred dollars.

Transfer Agent Fees.  Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$8,943
Class II	1,417
Class III	1,620
Class IV	534
Select Class	847
Institutional Class	10,216
$23,577
Treasury Portfolio
Class I	$13,245
Class II	385
Class III	2,255
Class IV	554
Select Class	159
Institutional Class	9,286
$25,884
Government Portfolio
Class I	$24,415
Class II	843
Class III	3,227
Select Class	124
Institutional Class	40,772
$69,381
Money Market Portfolio
Class I	$29,304
Class II	49
Class III	12
Select Class	35
Institutional Class	18,783
$48,183
Tax-Exempt Portfolio
Class I	$4,288
Class II	9
Class III	2
Select Class	12
$4,311

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	-A
Treasury Portfolio	-A
Government Portfolio	-A
Money Market Portfolio	-A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Money Market Portfolio	Lender	35,092	5.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	201,008	383,345	-

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Treasury Only Portfolio	2
Money Market Portfolio	2

5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Treasury Only Portfolio
Class I	.18%	4,679
Class II	.33%	741
Class III	.43%	854
Class IV	.68%	284
Select Class	.23%	446
Institutional Class	.14%	14,130
Treasury Portfolio
Class I	.18%	6,314
Class II	.33%	184
Class III	.43%	1,084
Class IV	.68%	262
Select Class	.23%	76
Institutional Class	.14%	11,925
Government Portfolio
Class I	.18%	10,795
Class II	.33%	369
Class III	.43%	1,429
Select Class	.23%	55
Institutional Class	.14%	49,594
Money Market Portfolio
Class I	.18%	14,479
Class II	.33%	24
Class III	.43%	6
Select Class	.23%	17
Institutional Class	.14%	24,815
Tax-Exempt Portfolio
Class I	.18%	2,525
Class II	.33%	5
Class III	.43%	1
Select Class	.23%	7

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Treasury Only Portfolio	110	1
Treasury Portfolio	66	1
Government Portfolio	219	1
Money Market Portfolio	80	-A
Tax-Exempt Portfolio	14	-A

A Amount represents less than five hundred dollars.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Treasury Only Portfolio
Distributions to shareholders
Class I	$749,752	$292,089
Class II	114,830	36,661
Class III	128,732	39,816
Class IV	40,233	8,738
Select Class	70,444	13,274
Institutional Class	1,731,002	513,631
Total	$2,834,993	$904,209
Treasury Portfolio
Distributions to shareholders
Class I	$1,131,883	$406,305
Class II	32,034	8,604
Class III	183,585	62,273
Class IV	42,660	20,442
Select Class	13,458	6,353
Institutional Class	1,599,152	510,786
Total	$3,002,772	$1,014,763
Government Portfolio
Distributions to shareholders
Class I	$2,087,261	$850,204
Class II	70,272	20,557
Class III	263,369	92,362
Select Class	10,504	5,537
Institutional Class	7,035,778	2,299,485
Total	$9,467,184	$3,268,145
Money Market Portfolio
Distributions to shareholders
Class I	$2,547,512	$908,704
Class II	4,147	2,450
Class III	997	413
Select Class	3,047	1,028
Institutional Class	3,290,733	1,235,699
Total	$5,846,436	$2,148,294
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$234,515	$106,405
Class II	484	211
Class III	112	73
Select Class	637	131
Total	$235,748	$106,820
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2023
Treasury Only Portfolio
Class I
Shares sold	37,395,469	71,045,216	$37,395,469	$71,045,216
Reinvestment of distributions	451,132	163,747	451,132	163,747
Shares redeemed	(34,387,976)	(68,743,099)	(34,387,976)	(68,743,099)
Net increase (decrease)	3,458,625	2,465,864	$3,458,625	$2,465,864
Class II
Shares sold	7,939,989	5,203,559	$7,939,989	$5,203,559
Reinvestment of distributions	4,104	1,799	4,104	1,799
Shares redeemed	(7,414,326)	(4,135,452)	(7,414,326)	(4,135,452)
Net increase (decrease)	529,767	1,069,906	$529,767	$1,069,906
Class III
Shares sold	6,498,299	5,754,811	$6,498,299	$5,754,811
Reinvestment of distributions	31,120	11,907	31,120	11,907
Shares redeemed	(6,085,724)	(4,438,239)	(6,085,724)	(4,438,239)
Net increase (decrease)	443,695	1,328,479	$443,695	$1,328,479
Class IV
Shares sold	4,096,094	1,847,197	$4,096,094	$1,847,197
Reinvestment of distributions	40,227	8,738	40,227	8,738
Shares redeemed	(3,553,469)	(1,256,999)	(3,553,469)	(1,256,999)
Net increase (decrease)	582,852	598,936	$582,852	$598,936
Select Class
Shares sold	2,444,779	2,472,295	$2,444,779	$2,472,295
Reinvestment of distributions	33,115	5,479	33,115	5,479
Shares redeemed	(1,787,402)	(1,532,071)	(1,787,402)	(1,532,071)
Net increase (decrease)	690,492	945,703	$690,492	$945,703
Institutional Class
Shares sold	84,060,436	64,828,670	$84,060,436	$64,828,670
Reinvestment of distributions	1,155,892	366,152	1,155,892	366,152
Shares redeemed	(69,680,459)	(53,869,257)	(69,680,459)	(53,869,257)
Net increase (decrease)	15,535,869	11,325,565	$15,535,869	$11,325,565
Treasury Portfolio
Class I
Shares sold	93,821,353	87,123,200	$93,821,353	$87,123,200
Reinvestment of distributions	434,699	147,955	434,699	147,955
Shares redeemed	(94,227,636)	(73,842,449)	(94,227,636)	(73,842,449)
Net increase (decrease)	28,416	13,428,706	$28,416	$13,428,706
Class II
Shares sold	1,707,481	1,710,950	$1,707,481	$1,710,950
Reinvestment of distributions	14,934	2,617	14,934	2,617
Shares redeemed	(1,470,956)	(1,611,265)	(1,470,956)	(1,611,265)
Net increase (decrease)	251,459	102,302	$251,459	$102,302
Class III
Shares sold	11,352,565	8,240,069	$11,352,565	$8,240,069
Reinvestment of distributions	23,728	7,486	23,728	7,486
Shares redeemed	(10,428,268)	(7,818,278)	(10,428,268)	(7,818,278)
Net increase (decrease)	948,025	429,277	$948,025	$429,277
Class IV
Shares sold	1,485,518	2,992,995	$1,485,518	$2,992,995
Reinvestment of distributions	975	1,570	975	1,570
Shares redeemed	(1,591,018)	(3,165,464)	(1,591,018)	(3,165,464)
Net increase (decrease)	(104,525)	(170,899)	$(104,525)	$(170,899)
Select Class
Shares sold	1,030,994	1,640,167	$1,030,994	$1,640,167
Reinvestment of distributions	6,724	3,035	6,724	3,035
Shares redeemed	(992,556)	(1,683,699)	(992,556)	(1,683,699)
Net increase (decrease)	45,162	(40,497)	$45,162	$(40,497)
Institutional Class
Shares sold	137,892,987	136,786,830	$137,892,987	$136,786,830
Reinvestment of distributions	1,128,139	327,421	1,128,139	327,421
Shares redeemed	(138,500,484)	(115,372,345)	(138,500,484)	(115,372,345)
Net increase (decrease)	520,642	21,741,906	$520,642	$21,741,906
Government Portfolio
Class I
Shares sold	355,865,809	284,824,099	$355,865,809	$284,824,099
Reinvestment of distributions	749,544	241,258	749,544	241,258
Shares redeemed	(359,253,361)	(271,000,112)	(359,253,361)	(271,000,112)
Net increase (decrease)	(2,638,008)	14,065,245	$(2,638,008)	$14,065,245
Class II
Shares sold	3,802,127	2,161,514	$3,802,127	$2,161,514
Reinvestment of distributions	2,908	653	2,908	653
Shares redeemed	(3,430,423)	(2,179,277)	(3,430,423)	(2,179,277)
Net increase (decrease)	374,612	(17,110)	$374,612	$(17,110)
Class III
Shares sold	14,237,131	9,279,947	$14,237,131	$9,279,947
Reinvestment of distributions	79,309	28,464	79,309	28,464
Shares redeemed	(12,791,629)	(8,883,759)	(12,791,629)	(8,883,759)
Net increase (decrease)	1,524,811	424,652	$1,524,811	$424,652
Select Class
Shares sold	588,167	770,569	$588,167	$770,569
Reinvestment of distributions	7,947	2,576	7,947	2,576
Shares redeemed	(597,224)	(847,393)	(597,224)	(847,393)
Net increase (decrease)	(1,110)	(74,248)	$(1,110)	$(74,248)
Institutional Class
Shares sold	672,624,741	471,547,341	$672,624,741	$471,547,341
Reinvestment of distributions	4,656,989	1,539,790	4,656,989	1,539,790
Shares redeemed	(649,872,754)	(443,071,589)	(649,872,754)	(443,071,589)
Net increase (decrease)	27,408,976	30,015,542	$27,408,976	$30,015,542
Money Market Portfolio
Class I
Shares sold	64,264,388	59,955,626	$64,264,388	$59,955,626
Reinvestment of distributions	2,175,869	778,109	2,175,869	778,109
Shares redeemed	(52,890,840)	(35,047,364)	(52,890,840)	(35,047,364)
Net increase (decrease)	13,549,417	25,686,371	$13,549,417	$25,686,371
Class II
Shares sold	79,007	69,630	$79,007	$69,630
Reinvestment of distributions	3,963	2,346	3,963	2,346
Shares redeemed	(77,882)	(81,091)	(77,882)	(81,091)
Net increase (decrease)	5,088	(9,115)	$5,088	$(9,115)
Class III
Shares sold	16,417	46,641	$16,417	$46,641
Reinvestment of distributions	860	381	860	381
Shares redeemed	(30,543)	(24,441)	(30,543)	(24,441)
Net increase (decrease)	(13,266)	22,581	$(13,266)	$22,581
Select Class
Shares sold	109,021	71,281	$109,021	$71,281
Reinvestment of distributions	2,166	850	2,166	850
Shares redeemed	(98,615)	(46,643)	(98,615)	(46,643)
Net increase (decrease)	12,572	25,488	$12,572	$25,488
Institutional Class
Shares sold	77,480,843	83,999,868	$77,480,843	$83,999,868
Reinvestment of distributions	3,112,537	1,152,023	3,112,537	1,152,023
Shares redeemed	(64,278,063)	(52,314,234)	(64,278,063)	(52,314,234)
Net increase (decrease)	16,315,317	32,837,657	$16,315,317	$32,837,657
Tax-Exempt Portfolio
Class I
Shares sold	16,867,520	14,924,698	$16,867,520	$14,924,698
Reinvestment of distributions	184,777	82,845	184,777	82,845
Shares redeemed	(14,818,348)	(13,189,237)	(14,818,348)	(13,189,237)
Net increase (decrease)	2,233,949	1,818,306	$2,233,949	$1,818,306
Class II
Shares sold	686	22,079	$686	$22,079
Reinvestment of distributions	457	165	457	165
Shares redeemed	(3,422)	(5,561)	(3,422)	(5,561)
Net increase (decrease)	(2,279)	16,683	$(2,279)	$16,683
Class III
Shares sold	3,577	11,966	$3,577	$11,966
Reinvestment of distributions	47	40	47	40
Shares redeemed	(5,275)	(13,048)	(5,275)	(13,048)
Net increase (decrease)	(1,651)	(1,042)	$(1,651)	$(1,042)
Select Class
Shares sold	45,501	34,583	$45,501	$34,583
Reinvestment of distributions	539	129	539	129
Shares redeemed	(35,617)	(21,248)	(35,617)	(21,248)
Net increase (decrease)	10,423	13,464	$10,423	$13,464
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 10, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2015
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Treasury Only Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,026.50	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,025.70	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,025.20	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,023.90	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.60	$ 3.44
Select Class	.23%
Actual		$ 1,000	$ 1,026.20	$ 1.17
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,026.70	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Treasury Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,026.40	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,025.70	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,025.10	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,023.90	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.60	$ 3.44
Select Class	.23%
Actual		$ 1,000	$ 1,026.20	$ 1.17
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,026.60	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Government Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,026.50	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,025.70	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,025.20	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,026.20	$ 1.17
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,026.70	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,026.90	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,026.10	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,025.60	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,026.60	$ 1.17
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,027.10	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Tax-Exempt Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,016.80	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,016.00	$ 1.66
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,015.50	$ 2.17
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,016.50	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Portfolio	$ 71,522

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Treasury Only Portfolio	95.60%
Treasury Portfolio	30.72%
Government Portfolio	41.71%
Money Market Portfolio	9.60%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$2,361,784,685
Treasury Portfolio	$2,602,527,788
Government Portfolio	$7,780,252,013
Money Market Portfolio	$4,265,313,809
Tax-Exempt Portfolio	$198,049,818

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$2,834,992,604
Treasury Portfolio	$3,002,772,109
Government Portfolio	$9,467,183,553
Money Market Portfolio	$5,846,435,709

During fiscal year ended 2024, 100% of Tax-Exempt Portfolios income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Treasury Only Portfolio
Treasury Portfolio

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	250,334,169,287.56	97.82
Withheld	5,572,265,029.21	2.18
TOTAL	255,906,434,316.77	100.00
Jennifer Toolin McAuliffe
Affirmative	250,626,463,958.74	97.94
Withheld	5,279,970,358.03	2.06
TOTAL	255,906,434,316.77	100.00
Christine J. Thompson
Affirmative	250,377,937,638.84	97.84
Withheld	5,528,496,677.93	2.16
TOTAL	255,906,434,316.77	100.00
Elizabeth S. Acton
Affirmative	250,688,695,554.44	97.96
Withheld	5,217,738,762.33	2.04
TOTAL	255,906,434,316.77	100.00
Laura M. Bishop
Affirmative	250,380,997,757.69	97.84
Withheld	5,525,436,559.08	2.16
TOTAL	255,906,434,316.77	100.00
Ann E. Dunwoody
Affirmative	250,741,178,052.55	97.98
Withheld	5,165,256,264.22	2.02
TOTAL	255,906,434,316.77	100.00
John Engler
Affirmative	251,269,466,168.48	98.19
Withheld	4,636,968,148.29	1.81
TOTAL	255,906,434,316.77	100.00
Robert F. Gartland
Affirmative	250,980,886,119.35	98.08
Withheld	4,925,548,197.42	1.92
TOTAL	255,906,434,316.77	100.00
Robert W. Helm
Affirmative	251,525,748,987.06	98.29
Withheld	4,380,685,329.71	1.71
TOTAL	255,906,434,316.77	100.00
Arthur E. Johnson
Affirmative	250,304,620,077.66	97.81
Withheld	5,601,814,239.11	2.19
TOTAL	255,906,434,316.77	100.00
Michael E. Kenneally
Affirmative	249,267,410,325.19	97.41
Withheld	6,639,023,991.58	2.59
TOTAL	255,906,434,316.77	100.00
Mark A. Murray
Affirmative	251,466,743,450.13	98.27
Withheld	4,439,690,866.64	1.73
TOTAL	255,906,434,316.77	100.00
Carol J. Zierhoffer
Affirmative	250,320,819,780.41	97.82
Withheld	5,585,614,536.36	2.18
TOTAL	255,906,434,316.77	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.701843.126
IMM-ANN-0524

Item 2.

Code of Ethics

As of the end of the period, March 31, 2024, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$43,600	$-	$5,400	$900
Money Market Portfolio	$40,200	$-	$5,600	$900
Tax-Exempt Portfolio	$31,300	$-	$5,400	$800
Treasury Only Portfolio	$33,600	$-	$5,400	$800
Treasury Portfolio	$39,600	$-	$5,400	$900

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,100	$-	$5,600	$900
Money Market Portfolio	$36,900	$-	$5,600	$900
Tax-Exempt Portfolio	$31,300	$-	$8,400	$700
Treasury Only Portfolio	$32,100	$-	$5,600	$800
Treasury Portfolio	$37,900	$-	$5,600	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2024A	March 31, 2023A
Audit-Related Fees	$75,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2024A	March 31, 2023A
Deloitte Entities	$6,331,000	$818,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024